   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 27, 2001

                                                      1933 Act File No. 33-69460
                                                      1940 Act File No. 811-8046

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]      Pre-Effective Amendment No.

[X]      Post-Effective Amendment No. 47

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]      Amendment No. 49

                        (Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado 80206
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (303) 329-0200
                                                    ----------------------------

Jack R. Thompson, 210 University Boulevard, Suite 900, Denver, CO 80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

         Immediately upon filing pursuant to paragraph (b)
XX       On September 28, 2001 pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a)(1)
         on (date) pursuant to paragraph (a)(1)
         75 days after filing pursuant to paragraph (a)(2)
         on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest of the
                                      ------------------------------------------
Berger Large Cap Value Fund - Investor Shares and Institutional Shares
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

         This amendment to the Registration Statement of the Berger Investment Portfolio Trust contains the following:

Two Prospectuses:

         One for the Berger Large Cap Value Fund - Investor Shares class

         One for the Berger Large Cap Value Fund - Institutional Shares class

Two Statements of Additional Information:

         One for the Berger Large Cap Value Fund - Investor Shares class

         One for the Berger Large Cap Value Fund - Institutional Shares class

One Part C

         This amendment does not contain a Prospectus or Statement of Additional Information for, nor affect any Prospectus or Statement of Additional Information covering, these other series of the Berger Investment Portfolio
Trust: Berger Small Company Growth Fund, Berger New Generation Fund, Berger Balanced Fund, Berger Select Fund, Berger Mid Cap Growth Fund, Berger Mid Cap Value Fund or Berger Information Technology Fund.

                        DESIGNATION OF NEW EFFECTIVE DATE
                         FOR PREVIOUSLY FILED AMENDMENT

         This Post-Effective Amendment No. 47 under the Securities Act of 1933 ("Securities Act") and Amendment No. 49 under the Investment Company Act of 1940 ("1940 Act") is being filed pursuant to paragraph (b) of Rule 485 and designates a new effective date for the following Post-Effective Amendments under the
Trust:

             SECURITIES ACT #          1940 ACT #          DATE FILED ON

                    23                     25                 12/15/1999
                    25                     27                  2/25/2000
                    26                     28                  3/28/2000
                    27                     29                  4/27/2000
                    28                     30                  5/26/2000
                    29                     31                  6/20/2000
                    30                     32                  8/18/2000
                    31                     33                  9/19/2000
                    32                     34                 10/19/2000
                    34                     36                 11/17/2000
                    35                     37                 12/15/2000
                    37                     39                  1/16/2001
                    39                     41                  2/15/2001
                    40                     42                  3/16/2001
                    41                     43                  4/17/2001
                    42                     44                  5/17/2001
                    43                     45                  6/15/2001
                    44                     46                  7/16/2001
                    45                     47                  8/16/2001
                    46                     48                  9/14/2001

         The Registrant hereby designates September 28, 2001 as the new date upon which these Amendments shall become effective.

         All other information contained in the Registrant's Registration Statement as previously filed through Amendment is incorporated by reference without change.

                         September 28, 2001


                         Berger Large Cap

                         Value Fund -

                         Investor Shares

                         Prospectus

                         [BERGER FUNDS LOGO]


  In order to receive
documents electronically,
 please turn the page
     for details.



The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Funds will meet its investment goal, and although you have the potential to make money, you could also lose money in the Fund.

                         Interested in going paperless?

        If you would like to receive financial reports, prospectuses and proxy statements electronically rather than by mail,

                    visit bergerfunds.com and sign-up today.

                 Please note that you may only sign-up for this

                            program electronically.





BERGER FUNDS is a registered servicemark of Berger LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger LLC; BERGER LARGE CAP VALUE FUND is a servicemark of Berger LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

CONTENTS
--------------------------------------------------------------------------------



BERGER FUNDS(R) are a no-load family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as the Investor Shares of the Berger Large Cap Value Fund, which are available to the general public.



BERGER LARGE CAP VALUE FUND(SM) - INVESTOR SHARES ..........................   4

The Fund's Goal and Principal Investment Strategies ........................   4

Principal Risks ............................................................   4

The Fund's Past Performance ................................................   4

Fund Expenses ..............................................................   5

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS .....................   6

Risk and Investment Table ..................................................   7

Risk and Investment Glossary ...............................................   8

BUYING SHARES ..............................................................  11

SELLING (REDEEMING) SHARES .................................................  13

INFORMATION ABOUT YOUR ACCOUNT .............................................  14

Exchanging Shares ..........................................................  14

Signature Guarantees/Special Documentation .................................  15

Your Share Price ...........................................................  15

OTHER INFORMATION ABOUT YOUR ACCOUNT .......................................  16

Distributions and Taxes ....................................................  18

Tax-Sheltered Retirement Plans .............................................  19

ORGANIZATION OF THE FUND ...................................................  20

Investment Manager .........................................................  20

12b-1 Arrangement ..........................................................  20

Special Fund Structure .....................................................  21




 Berger Funds o September 28, 2001 Berger Large Cap Value Fund - Investor Shares

4


BERGER LARGE CAP VALUE
FUND -- INVESTOR SHARES                                  Ticker Symbol     BLCVX
--------------------------------------------------------------------------------


THE FUND'S GOALS AND PRINCIPAL INVESTMENT STRATEGIES


The Fund aims for capital appreciation. In pursuing that goal, the Fund invests primarily in the common stocks of large companies whose stock prices are believed to be undervalued.



The Fund's investment manager uses fundamental analysis and proprietary valuation models to select a core holding of stocks for the Fund. The Fund's investment manager generally looks for companies:


o    That have strong fundamentals and strong management


o Whose stock is trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value



o Where there is a specific catalyst or event that has the potential to drive appreciation of their stock toward intrinsic value.



Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies whose market capitalization, at the time of initial purchase, is $9 billion or more. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectation for appreciation.


PRINCIPAL RISKS


You may be interested in the Fund if you are comfortable with the risks of equity investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.


The Fund's investments may focus in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations, which could present greater market and information risks.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The Fund has no performance history since it did not commence operations until September 28, 2001.




Berger Funds o September 28, 2001 Berger Large Cap Value Fund - Investor Shares

                                                                               5
BERGER LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

FUND EXPENSES


As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.



ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                                             %
-------------------------------------------------------------------------------
Management fee                                                             0.75
Distribution (12b-1) fee                                                   0.25
Other expenses(1)                                                          0.48
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       1.48
-------------------------------------------------------------------------------
Expense Reimbursement(2)                                                  (0.26)
Net Expenses                                                               1.22
-------------------------------------------------------------------------------




(1) "Other expenses" are based on estimated expenses for the Investor Shares class and include transfer agency fees, shareholder report expenses, registration fees and custodian fees.



(2) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Investor Shares class to the extent transfer agency, shareholder reporting and registration expenses of the Investor Shares exceed .15%.


UNDERSTANDING EXPENSES


Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.


EXAMPLE COSTS


The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:


o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same for each period

o    Redemption after the end of each period


Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:



YEARS                                                                         $
-------------------------------------------------------------------------------
One                                                                         124
Three                                                                       387
-------------------------------------------------------------------------------



 Berger Funds o September 28, 2001 Berger Large Cap Value Fund - Investor Shares

6

INVESTMENT TECHNIQUES,
SECURITIES AND
ASSOCIATED RISKS
--------------------------------------------------------------------------------

BEFORE YOU INVEST. . .

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true--the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.


The table on the opposite page will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. A glossary follows this page. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.


KEY TO TABLE

Follow down the columns under the name of the Fund. The boxes will tell you:

Y Yes, the security or technique is permitted by a Fund and is emphasized by the Fund.

<    Yes, the security or technique is permitted by the Fund.


F The restriction is fundamental to the Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)


25 Use of a security or technique is permitted, but subject to a restriction of up to 25% of total assets.

33.3 Use of a security or technique is permitted, but subject to a restriction of up to 33 1/3% of total assets.

5 Use of a security or technique is permitted, but subject to a restriction of up to 5% of net assets.


15 Use of a security or technique is permitted, but subject to a restriction of up to 15% of net assets.



NOTES TO TABLE


(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the advisor considers to be below investment grade.


(2) The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.


Berger Funds o September 28, 2001 Berger Large Cap Value Fund - Investor Shares

                                                                               7
BERGER LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

RISK AND INVESTMENT TABLE



                                                              BERGER
                                                             LARGE CAP
                                                             VALUE FUND
                                                             ----------
Diversification                                                  F

Small and mid-sized company securities                           <
Market, liquidity and information risk

Foreign securities                                               <
Market, currency, transaction, liquidity,
information and political risk

Sector focus                                                     Y
Market and liquidity risk

Convertible securities(1)                                        <
Market, interest rate, prepayment and credit risk

Investment grade bonds (nonconvertible)                          <
Interest rate, market, call and credit risk

Companies with limited operating histories                       <
Market, liquidity and information risk

Illiquid securities                                             15
Market, liquidity and transaction risk

Initial Public Offerings (IPOs)                                  <
Market, liquidity and information risk

Special situations                                               Y
Market and information risk

Temporary defensive measures                                     Y
Opportunity risk

Lending portfolio securities                                  33.3
Credit risk

Borrowing                                                      25F
Leverage risk

Hedging Strategies

Financial futures(2)                                             5
Hedging, correlation, opportunity and leverage risk

Forward foreign currency contracts(2)                            <
Hedging, credit, correlation, opportunity and leverage risk

Options(2) (exchange-traded and over-the-counter)                5
Hedging, credit, correlation and leverage risk

Writing (selling) covered call options(2)                       25
(exchange-traded and over-the-counter)
Opportunity, credit and leverage risk



 Berger Funds o September 28, 2001 Berger Large Cap Value Fund - Investor Shares

8

INVESTMENT TECHNIQUES,
SECURITIES AND
ASSOCIATED RISKS (CONTINUED)
--------------------------------------------------------------------------------

RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only.


CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.


COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.


CONVERTIBLE SECURITIES are debt or equity securities that may be converted on specified terms into stock of the issuer.



CORRELATION RISK occurs when the Fund "hedges"--uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund manager expects them to, then unexpected results may occur.



CREDIT RISK means that the issuer of a security or the counterparty to an investment contact may default, be downgraded or become unable to pay its obligations when due.



CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.



DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.


FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price.


FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.


FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price.



Berger Funds o September 28, 2001 Berger Large Cap Value Fund - Investor Shares

                                                                               9
BERGER LARGE CAP VALUE FUND
--------------------------------------------------------------------------------


HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")



ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities.


INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.


INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size.


INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds.


LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis.



LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.


LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.


MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector or an industry will fluctuate and that such movements might reduce an investment's value.



 Berger Funds o September 28, 2001 Berger Large Cap Value Fund - Investor Shares

10

INVESTMENT TECHNIQUES,
SECURITIES AND
ASSOCIATED RISKS (CONTINUED)
--------------------------------------------------------------------------------

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.


OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar but settle in cash.



POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.



PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.


SECTOR FOCUS occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. The Fund will not concentrate more than 25% of its total assets in any one industry. Sector focus may increase both market and liquidity risk.


SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks.



SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities.



TEMPORARY DEFENSIVE MEASURES may be taken when the Fund's investment manager believes they are warranted because of market conditions. When this happens, the Fund may increase its investment in government securities and other short-term securities without regard to the Fund's investment restrictions, policies or normal investment emphasis. In addition, certain unusual circumstances may force the Fund to temporarily depart from the investment requirement implied by its name.



TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. This risk may be minimized through an analysis and continuous monitoring by the Fund's primary custodian of the custodial risks of using the depository.



WRITING (SELLING) COVERED CALL OPTIONS is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered").



Berger Funds o September 28, 2001 Berger Large Cap Value Fund - Investor Shares

BERGER LARGE CAP VALUE FUND
BUYING SHARES
--------------------------------------------------------------------------------


Minimums
--------------------------------------------------------------------------------
Minimum Initial Investments:
   Regular investment                                                     $2,500
   Low Minimum Investment Plan                                            $   50
   IRA                                                                    $  500
Minimum Subsequent Investments:
   Regular investment                                                     $   50
   Regular automatic investment                                           $   50
   Low Minimum Investment Plan (required monthly automatic investments)   $   50
--------------------------------------------------------------------------------



SEND NEW ACCOUNT APPLICATIONS TO

Berger Funds
P.O. Box 219958

Kansas City, MO 64121-9958


OR FOR OVERNIGHT, CERTIFIED OR REGISTERED MAIL ONLY

Berger Funds
330 West 9th Street, 1st Floor
Kansas City, MO 64105

BY MAIL

o    Read this prospectus.

o    Fill out the application if you are opening a new account.


o    Make out a check payable to Berger Funds for the amount you want to invest.


o Send the application and check to the Berger Funds in the envelope provided.


o To add to an existing account, be sure to include your account number on your check, and mail it to the appropriate address above.



BY TELEPHONE*


o If you already have a Berger Funds account, you may purchase additional shares by telephone order.


o You must pay for them within three business days by wire, electronic funds transfer or overnight delivery of a check. If payment is not received within three business days, the trade will be canceled, and your account may be charged for the loss to the Fund.



o Call 1-800-551-5849 for current wire or electronic funds transfer instructions.




 Berger Funds o September 28, 2001 Berger Large Cap Value Fund - Investor Shares

12

BUYING SHARES
(CONTINUED)
--------------------------------------------------------------------------------


BY ONLINE ACCESS*


o If you have established a Berger Funds account with electronic funds transfer privileges, you may purchase additional shares via online access.

o    You will find us online at bergerfunds.com.

BY SYSTEMATIC INVESTMENT PLAN


o To automatically purchase more shares on a regular basis for a regular minimum or Low Minimum Investment Plan account, fill out the Systematic Investment Plan section of the application. Investments are transferred automatically from your bank account.



o The Low Minimum Investment Plan is designed for investors who would like to begin a regular investment program but are reluctant to commit to higher lump sum initial investments. In order to qualify for the Low Minimum Investment Plan, an investor must commit to systematic monthly investments totaling no less than $50 per month per account. Systematic monthly investments must be made until the value of each account opened under the Plan is at least $2,500 or the account will be assessed a $10 charge each December.



*All shareholders are automatically granted telephone and online transaction privileges unless they decline them explicitly in writing, either on the account application or by writing to the Berger Funds at the address above. You may give up some level of security by choosing to buy and sell shares by telephone or online rather than by mail. In times of extreme economic or market conditions, transactions by telephone or online may be difficult.


IMPORTANT NOTES ABOUT PAYING FOR YOUR SHARES

o    Your check must be made payable to Berger Funds.


o    Purchases must be made in U.S. dollars drawn on U.S. banks.


o You may not purchase shares by cash, credit card, third-party checks or checks drawn on foreign banks.


o Telephone and online purchases may not exceed $100,000 on the date the request is received.



o Shares previously bought by telephone order are included in calculating account size only if payment has been received for those shares.



o Orders not paid for on time will be canceled, and shares will be redeemed from your account to compensate for any decline in price of the shares canceled.



Berger Funds reserves the right to reject any order and to waive or reduce minimums or increase minimums following notice.



Berger Funds o September 28, 2001 Berger Large Cap Value Fund - Investor Shares

BERGER LARGE CAP VALUE FUND
SELLING (REDEEMING) SHARES
--------------------------------------------------------------------------------

BY MAIL


o Send a written request indicating your account number and the dollar amount or the number of shares you are redeeming to the appropriate address shown under "Buying Shares."


o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.


o Include any necessary Signature Guarantees. Refer to the "Signature Guarantees/Special Documentation" section.



BY TELEPHONE*



o    Call 1-800-551-5849.



BY ONLINE ACCESS*


o    You will find us online at bergerfunds.com.


*For limitations on telephone and online redemptions see the "Signature Guarantees/Special Documentation" section. Telephone and online redemptions are not available for shares held in retirement accounts sponsored by the Fund. In times of extreme economic or market conditions, transactions by telephone or online may be difficult.


BY SYSTEMATIC WITHDRAWAL PLAN

o A systematic withdrawal plan may be established if you own shares in the Fund worth at least $5,000.

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.


o For more information and forms call 1-800-551-5849 or go online to bergerfunds.com.


IMPORTANT NOTES ABOUT PAYMENT FOR YOUR REDEEMED SHARES


o Generally, payment for your redeemed shares will be sent to you within three business days after receipt of your redemption request in good order.



o Redemption requests in excess of $100,000 must be submitted in writing and accompanied by a Signature Guarantee.



o You may receive payment for redeemed shares via wire or electronic funds transfer. You may elect these services on the account application or send to the Berger Funds a written request providing your bank information with your signature guaranteed. (See "Signature Guarantees/Special Documentation".)



o    Wire transfers are subject to a $1,000 minimum.



o You will be charged $10 if you request a wire transfer and your bank may charge an additional fee to receive the wire. There is no charge for an electronic funds transfer.




 Berger Funds o September 28, 2001 Berger Large Cap Value Fund - Investor Shares

14

INFORMATION ABOUT YOUR
ACCOUNT
--------------------------------------------------------------------------------


o A wire transfer will be sent the next bank business day after receipt of your order, and an electronic funds transfer will be sent the second bank business day after receipt of your order.



o Proceeds from the redemption of shares purchased by check or electronic funds transfer may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.


EXCHANGING SHARES

Shares of the Fund described in this prospectus may be exchanged for shares of any other Berger Fund or for shares in the Cash Account Trust Portfolios (the CAT Portfolios). The CAT Portfolios are three separately managed, unaffiliated money market funds: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger LLC. Berger LLC is compensated for administrative services it performs with respect to the CAT Portfolios.

WHEN EXCHANGING SHARES:


o Each account must be registered identically--have the same ownership and addresses.


o Each Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o You may exchange out of each of the Berger Funds up to four times per calendar year. At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.

o    You may exchange by telephone, online access or mail.

o You are responsible for obtaining and reading the prospectus for the Fund or CAT Portfolio into which you are exchanging.


o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.


o Exchanges into any new Fund or CAT Portfolio are subject to that Fund's initial and subsequent investment minimums.

The Fund may terminate or modify the exchange privilege in the future.


Berger Funds o September 28, 2001 Berger Large Cap Value Fund - Investor Shares

                                                                              15
BERGER LARGE CAP VALUE FUND
--------------------------------------------------------------------------------


SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your redemption request must be in writing and accompanied by a Signature Guarantee if:

o    Your request exceeds $100,000.

o You request that payment be made to a name other than the one on your account registration.


o You request that payment be mailed to an address that has been changed within 15 days of your redemption request or to an address other than the one of record.


o    You change or add information relating to your designated bank.


Berger Funds reserves the right to require Signature Guarantees under certain other circumstances.


You can get a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears:

o Together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.


Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians. For instructions, call 1-800-551-5849 or write to the Berger Funds, P.O. Box 219958, Kansas City, MO 64121-9958.


YOUR SHARE PRICE


The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Investor Shares of the Fund is determined by adding the Investor Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Investor Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Investor Shares and then dividing that value by the total number of the Investor Shares outstanding. Share price is calculated separately for each class of Fund shares.



The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.




 Berger Funds o September 28, 2001 Berger Large Cap Value Fund - Investor Shares

16

OTHER INFORMATION ABOUT
YOUR ACCOUNT
--------------------------------------------------------------------------------

For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order and accepted by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the New York Stock Exchange on that day.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.


The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.


SECURITY CONSIDERATIONS

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record.


The Fund and its service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.


CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS


After any transaction, you will receive written confirmation including the share price and the dollar amount and the number of shares bought or redeemed. Shares purchased under Systematic Investment Plans or redeemed under Systematic Withdrawal Plans will be confirmed quarterly. Partial shares will be calculated to three decimal places.


SHAREHOLDER REPORTS


To reduce expenses, a Fund may mail only one copy of most financial reports, notices, prospectuses and proxies to your household, even if you have more than one account in the Fund. Call 1-800-551-5849 to begin receiving your own copy or if you need additional copies of financial reports, notices, prospectuses or proxy statements.



 Berger Funds o September 28, 2001 Berger Large Cap Value Fund - Investor Shares

                                                                              17
BERGER LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates will not be issued. Records of share ownership are maintained by the Fund's transfer agent in book entry form.

PURCHASE THROUGH BROKER-DEALERS


You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for first-time or additional investments that are not applicable if you buy shares directly from the Fund.



THIRD-PARTY ADMINISTRATORS



Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, recordkeeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's advisor or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.


REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

ACCOUNT MINIMUMS


The Fund will charge a $10 annual fee to all accounts (except IRA accounts) with balances that are under the account minimums as follows:



o Regular investment accounts with a balance of less than $2,000 that are not making systematic monthly investments.



o Low Minimum Investment Plan accounts with a balance of less than $2,500 that are not making systematic monthly investments.



The annual fee is designed to help offset the proportionately higher costs of maintaining accounts with lower balances. This fee will apply to accounts that have been over the stated minimum at some point in time only if the balance has dropped below this amount because shares were redeemed, not because the share value has declined.



Shares in accounts that do not meet the minimum balance requirements applicable to them as described may also be subject to involuntary redemption by the Funds.




 Berger Funds o September 28, 2001 Berger Large Cap Value Fund - Investor Shares

18

OTHER INFORMATION ABOUT
YOUR ACCOUNT (CONTINUED)
--------------------------------------------------------------------------------

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS


To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $2,000--but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account to or above the minimum.



The Fund also reserves the right to close any account if it believes the shareholder is engaging in activities that may be detrimental to the Fund.


DISTRIBUTION AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS


Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:


o Capital gains from the sale of portfolio securities held by the Fund. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by the Fund. The Fund will distribute its investment income annually, normally in December.


The Fund reserves the right to reinvest into your account undeliverable or uncashed dividend or distribution checks that remain outstanding for six months, or dividends or distributions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the NAV next computed after the check is canceled.


YOUR TAXES


You generally will owe tax on amounts distributed to you by the Fund in any nonretirement account whether you reinvest them in additional shares or receive them in cash.


Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.


Berger Funds o September 28, 2001 Berger Large Cap Value Fund - Investor Shares

                                                                              19
BERGER LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

If you redeem Fund shares that have appreciated in value, you will have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares redeemed that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax advisor about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

TAX-SHELTERED RETIREMENT PLANS


The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA, Education IRA account or other retirement plans, please call 1-800-551-5849 or write to the Berger Funds, P.O. Box 219958, Kansas City, MO 64121-9958. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.



 Berger Funds o September 28, 2001 Berger Large Cap Value Fund - Investor Shares

20

ORGANIZATION OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT MANAGER


Berger LLC (210 University Blvd., Suite 900, Denver, CO 80206) is the Fund's investment advisor. Berger LLC serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 27 years managing growth and balanced funds. The investment advisory fee charged to the Fund is: 0.75% of the first $500 million of average daily net assets; 0.70% of the next $500 million and 0.65% in excess of $1 billion. Berger LLC is responsible for managing the investment operations of the Fund and also provides administrative services to the Fund.



WILLIAM F. K. SCHAFF, CFA, has been the investment manager for the Fund since its inception. Mr. Schaff joined Berger LLC as Portfolio Manager in September 2001. Mr. Schaff co-founded and is the Chief Executive Officer and Chief Investment Officer of Bay Isle Financial Corporation ("Bay Isle"). Mr. Schaff has been managing large cap value accounts of Bay Isle clients since 1987.



STEVE BLOCK, CFA, has been investment manager for the Fund since its inception. Mr. Block joined Berger LLC as Portfolio Manager in September 2001. Mr. Block has served as the senior equity analyst for the large cap value products of Bay Isle since August 1996.


PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

12B-1 ARRANGEMENTS

The Fund is a "no-load" fund, meaning that you pay no sales charge or commissions when you buy or sell Fund shares. However, the Fund has adopted a 12b-1 plan for its Investor Shares class, permitting it to pay a fee in connection with distribution of those shares. Berger LLC is entitled to be paid a fee under the plan of 0.25% of the Fund's average daily net assets attributable to the Investor Shares. Because this fee is paid on an ongoing basis, this may result in the cost of your investment increasing and over time may cost you more than other types of sales charges. The fee may be used for such things as marketing and promotion, compensation to dealers and others who provide distribution and administrative services, and shareholder support services (such as routine requests for information).



Berger Funds o September 28, 2001 Berger Large Cap Value Fund - Investor Shares

                                                                              21
BERGER LARGE CAP VALUE FUND
--------------------------------------------------------------------------------


SPECIAL FUND STRUCTURE


The Fund offers two classes of shares. The Investor Shares are offered through this prospectus and are available to the general public. The other class of shares, Institutional Shares, are offered through a separate prospectus and are designed for investors who maintain a minimum account balance of $250,000. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Fund applies only to the Investor Shares. For more information on Institutional Shares, please call 1-800-259-2820.


For more information on the multi-class fund structure, see the SAI.



 Berger Funds o September 28, 2001 Berger Large Cap Value Fund - Investor Shares

                       This page intentionally left blank

FOR MORE INFORMATION:


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of market conditions and investment strategies that affected its performance over the past year.


You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958


1-800-551-5849


bergerfunds.com


Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Web site at sec.gov.



You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.


INVESTMENT COMPANY ACT FILE NUMBER:

Berger Investment Portfolio Trust 811-8046


(Berger Large Cap Value Fund - Investor Shares)



                                                                         LCVPROS

                         September 28, 2001


                         Berger Large Cap

                         Value Fund -

                         Institutional Shares

                         Prospectus

                         [BERGER FUNDS LOGO]

The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money in the Fund.

BERGER FUNDS is a registered servicemark of Berger LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger LLC; BERGER LARGE CAP VALUE FUND is a servicemark of Berger LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

CONTENTS
--------------------------------------------------------------------------------

BERGER FUNDS(R) are a no-load family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Institutional Shares of the Berger Large Cap Value Fund. These shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries, who are willing to maintain a minimum account balance of $250,000.


BERGER LARGE CAP VALUE FUND(SM) - INSTITUTIONAL SHARES .....................   4

The Fund's Goal and Principal Investment Strategies ........................   4

Principal Risks ............................................................   4

The Fund's Past Performance ................................................   4

Fund Expenses ..............................................................   5

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS .....................   6

Risk and Investment Glossary ...............................................   6

BUYING SHARES ..............................................................  10

SELLING (REDEEMING) SHARES .................................................  12

INFORMATION ABOUT YOUR ACCOUNT .............................................  13

Exchanging Shares ..........................................................  13

Signature Guarantees/Special Documentation .................................  13

Your Share Price ...........................................................  14

OTHER INFORMATION ABOUT YOUR ACCOUNT .......................................  15

Distributions and Taxes ....................................................  16

Tax-Sheltered Retirement Plans .............................................  17

ORGANIZATION OF THE FUND ...................................................  18

Investment Manager .........................................................  18

Special Fund Structure .....................................................  18




                 Berger Funds o September 28, 2001 Berger Large Cap Value Fund -
                                                            Institutional Shares

4


BERGER LARGE CAP VALUE
FUND - INSTITUTIONAL SHARES                              Ticker Symbol     BBLVX
--------------------------------------------------------------------------------


THE FUND'S GOALS AND PRINCIPAL INVESTMENT STRATEGIES


The Fund aims for capital appreciation. In pursuing that goal, the Fund invests primarily in the common stocks of large companies whose stock prices are believed to be undervalued.

The Fund's investment manager uses fundamental analysis and proprietary valuation models to select a core holding of stocks for the Fund. The Fund's investment manager generally looks for companies:


o  That have strong fundamentals and strong management


o Whose stock is trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value

o Where there is a specific catalyst or event that has the potential to drive appreciation of their stock toward intrinsic value.

Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies whose market capitalization, at the time of initial purchase, is $9 billion or more. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectation for appreciation.


PRINCIPAL RISKS


You may be interested in the Fund if you are comfortable with the risks of equity investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.


The Fund's investments may focus in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations, which could present greater market and information risks.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The Fund has no performance history since it did not commence operations until September 28, 2001.




Berger Funds o September 28, 2001 Berger Large Cap Value Fund -
Institutional Shares

BERGER LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

FUND EXPENSES


As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.



ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                                              %
--------------------------------------------------------------------------------
MANAGEMENT FEE                                                              0.75
Other expenses(1)                                                           0.30
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                        1.05
--------------------------------------------------------------------------------
EXPENSE REIMBURSEMENT(2)                                                   (0.18)
--------------------------------------------------------------------------------
NET EXPENSES                                                                0.87
--------------------------------------------------------------------------------


(1) "Other expenses" are based on estimated expenses for the Institutional Shares class and include transfer agency fees, shareholder report expenses, registration fees and custodian fees.


(2) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Institutional Shares class to the extent transfer agency, shareholder reporting and registration expenses of the Institutional Shares exceed .05%.


UNDERSTANDING EXPENSES

Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS


The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:


o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same for each period


o    Redemption after the end of each period



Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:



YEARS                                                                          $
--------------------------------------------------------------------------------
One                                                                           89
Three                                                                        278
--------------------------------------------------------------------------------




                 Berger Funds o September 28, 2001 Berger Large Cap Value Fund -
                                                            Institutional Shares

6

INVESTMENT TECHNIQUES,
SECURITIES AND ASSOCIATED
RISKS
--------------------------------------------------------------------------------

BEFORE YOU INVEST...


in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true--the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.


The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 25% of its total assets. Leverage Risk


CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.


COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES ARE securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. Market, Liquidity and Information Risks


CONVERTIBLE SECURITIES(1) are debt or equity securities that may be converted on specified terms into stock of the issuer. Market, Interest Rate, Prepayment and Credit Risks

CORRELATION RISK occurs when the Fund "hedges"--uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund manager expects them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contact may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.




Berger Funds o September 28, 2001 Berger Large Cap Value Fund -
Institutional Shares

BERGER LARGE CAP VALUE FUND
--------------------------------------------------------------------------------


DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.


FINANCIAL FUTURES(2) are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Correlation, Opportunity and Leverage Risks


FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. Market, Currency, Transaction, Liquidity, Information and Political Risks


FORWARD FOREIGN CURRENCY CONTRACTS(2) are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price. Hedging, Credit, Correlation, Opportunity and Leverage Risks


HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities. The Fund will not invest more than 15% of its net assets in illiquid and restricted securities. Market, Liquidity and Transaction Risks


INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.


INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size. Market, Liquidity and Information Risks




                 Berger Funds o September 28, 2001 Berger Large Cap Value Fund -
                                                            Institutional Shares

8

INVESTMENT TECHNIQUES,
SECURITIES AND ASSOCIATED
RISKS (CONTINUED)
--------------------------------------------------------------------------------

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds. Interest Rate, Market, Call and Credit Risks

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis. The Fund may lend portfolio securities only up to 33 1/3% of its total assets. Credit Risk


LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.


LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.


MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector or an industry will fluctuate and that such movements might reduce an investment's value.


OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.


OPTIONS(2) are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar but settle in cash. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Credit, Correlation, and Leverage Risks

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.




Berger Funds o September 28, 2001 Berger Large Cap Value Fund -
Institutional Shares

BERGER LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SECTOR FOCUS(3) occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. The Fund will not concentrate more than 25% of its total assets in any one industry. Sector focus may increase both market and liquidity risk. Market and Liquidity Risks


SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goals and Principal Investment Strategies." In general, the smaller the company, the greater its risks. Market, Liquidity and Information Risks

SPECIAL SITUATIONS(3) are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities. Market and Information Risks

TEMPORARY DEFENSIVE MEASURES may be taken when the Fund's investment manager believes they are warranted because of market conditions. When this happens, the Fund may increase its investment in government securities and other short-term securities without regard to the Fund's investment restrictions, policies or normal investment emphasis. In addition, certain unusual circumstances may force the Fund to temporarily depart from the investment requirement implied by its name. Opportunity Risk

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. This risk may be minimized through an analysis and continuous monitoring by the Fund's primary custodian of the custodial risks of using the depository.

WRITING (SELLING) COVERED CALL OPTIONS(2) is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered"). The Fund may only write call options up to 25% of its total assets. Opportunity, Credit and Leverage Risks


(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the advisor considers to be below investment grade.


(2) The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

(3) The security or technique is emphasized by the Fund.



                 Berger Funds o September 28, 2001 Berger Large Cap Value Fund -
                                                            Institutional Shares

10

BUYING SHARES
--------------------------------------------------------------------------------

MINIMUMS
--------------------------------------------------------------------------------
Initial investment                                                      $250,000
Subsequent investments                                                No minimum
--------------------------------------------------------------------------------

SEND NEW ACCOUNT APPLICATIONS TO


Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958


OR FOR OVERNIGHT, CERTIFIED OR REGISTERED MAIL ONLY

Berger Funds
330 West 9th Street, 1st Floor
Kansas City, MO 64105

BY MAIL

o  Read this prospectus.

o  Fill out the application if you are opening a new account.


o  Make out a check payable to Berger Funds for the amount you want to invest.


o  Send the application and check to the Berger Funds in the envelope provided.


o To add to an existing account, be sure to include your account number on your check, and mail it to the appropriate address above.


BY WIRE OR ELECTRONIC FUNDS TRANSFER

o  Payment may be made from your bank to the Berger Funds.


o Call 1-800-960-8427 for current wire or electronic funds transfer instructions.

BY TELEPHONE*


o If you already have a Berger Funds account, you may purchase additional shares by telephone order.


o You must pay for them within three business days by wire, electronic funds transfer or overnight delivery of a check. If payment is not received within three business days, the trade will be canceled and your account may be charged for the loss to the Fund.

o Call 1-800-960-8427 for current wire or electronic funds transfer instructions.




Berger Funds o September 28, 2001 Berger Large Cap Value Fund -
Institutional Shares

BERGER LARGE CAP VALUE FUND
--------------------------------------------------------------------------------




BY ONLINE ACCESS*


o If you have established a Berger Funds account with electronic funds transfer privileges, you may purchase additional shares via online access.

o  You will find us online at bergerfunds.com.


BY SYSTEMATIC INVESTMENT PLAN

o  Investments are transferred automatically from your bank account.

o  Call 1-800-960-8427 for enrollment instructions.

*All shareholders are automatically granted telephone and online transaction privileges unless they decline them explicitly in writing, either on the account application or by writing to the Berger Funds at the address above. You may give up some level of security by choosing to buy and sell shares by telephone or online rather than by mail. In times of extreme economic or market conditions, transactions by telephone or online may be difficult.


IMPORTANT NOTES ABOUT PAYING FOR YOUR SHARES

o  Your check must be made payable to Berger Funds.


o  Purchases must be made in U.S. dollars drawn on U.S. banks.


o You may not purchase shares by cash, credit card, third-party checks or checks drawn on foreign banks.

o Subject to approval by the Fund, you may purchase Fund shares with liquid securities that the Fund is eligible to purchase. These securities must have a value that can be readily determined in accordance with the Fund's valuation policies. You may pay for Fund shares with securities only if it is the investment manager's intention to retain them in the Fund's portfolio. The Fund may amend or terminate this practice at any time.


o Orders not paid for on time will be canceled, and shares will be redeemed from your account to compensate for any decline in price of the shares canceled.

Berger Funds reserves the right to reject any order and to waive or reduce minimums or increase minimums following notice.




                 Berger Funds o September 28, 2001 Berger Large Cap Value Fund -
                                                            Institutional Shares

12

SELLING (REDEEMING)
SHARES
--------------------------------------------------------------------------------


BY MAIL


o Send a written request indicating your account number and the dollar amount or the number of shares you are redeeming to the appropriate address shown under "Buying Shares."


o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.


o Include any necessary Signature Guarantees. Refer to the "Signature Guarantees/Special Documentation" section.

BY TELEPHONE*

o  Call 1-800-960-8427.

BY ONLINE ACCESS*


o  You will find us online at bergerfunds.com.


*For limitations on telephone and online redemptions see the "Signature Guarantees/Special Documentation" section. Telephone and online redemptions are not available for shares held in retirement accounts sponsored by the Fund. In times of extreme economic or market conditions, transactions by telephone or online may be difficult.


BY SYSTEMATIC WITHDRAWAL PLAN


o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

o For more information and forms call 1-800-960-8427 or go online to bergerfunds.com.


IMPORTANT NOTES ABOUT PAYMENT FOR YOUR REDEEMED SHARES


o Generally, payment for your redeemed shares will be sent to you within three business days after receipt of your redemption request in good order.

o You may receive payment for redeemed shares via wire or electronic funds transfer. You may elect these services on the account application or send to the Berger Funds a written request providing your bank information with your signature guaranteed. (See "Signature Guarantees/Special Documentation".)

o A wire transfer will be sent the next bank business day after receipt of your order, and an electronic funds transfer will be sent the second bank business day after receipt of your order.

o Proceeds from the redemption of shares purchased by check or through electronic funds transfer may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.




Berger Funds o September 28, 2001 Berger Large Cap Value Fund -
Institutional Shares

BERGER LARGE CAP VALUE FUND

INFORMATION ABOUT YOUR
ACCOUNT
--------------------------------------------------------------------------------


EXCHANGING SHARES


Shares of the Fund described in this prospectus may be exchanged for shares of any other Berger Fund or for shares in the Cash Account Trust Portfolios (the CAT Portfolios). The CAT Portfolios are three separately managed, unaffiliated money market funds: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger LLC. Berger LLC is compensated for administrative services it performs with respect to the CAT Portfolios.

When exchanging shares:

o Each account must be registered identically--have the same ownership and addresses.

o Each Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o You may exchange out of each of the Berger Funds up to four times per calendar year. At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.


o  You may exchange by telephone, online access or mail.


o You are responsible for obtaining and reading the prospectus for the Fund or CAT Portfolio into which you are exchanging.

o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.

o Exchanges into any new Fund or CAT Portfolio are subject to that Fund's initial and subsequent investment minimums.


The Fund may terminate or modify the exchange privilege in the future.

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your redemption request must be in writing and accompanied by a Signature Guarantee if:


o  Your request exceeds $100,000.


o You request that payment be made to a name other than the one on your account registration.


o You request that payment be mailed to an address that has been changed within 15 days of your redemption request or to an address other than the one of record.




                 Berger Funds o September 28, 2001 Berger Large Cap Value Fund -
                                                            Institutional Shares

14

INFORMATION ABOUT YOUR
ACCOUNT (CONTINUED)
--------------------------------------------------------------------------------


o  You change or add information relating to your designated bank.


Berger Funds reserves the right to require Signature Guarantees under certain other circumstances.


You can get a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears:

o Together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.


Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians. For instructions, call 1-800-960-8427 or write to the Berger Funds, P.O. Box 219958, Kansas City, MO 64121-9958.


YOUR SHARE PRICE


The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Institutional Shares of the Fund is determined by adding the Institutional Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Institutional Shares and then dividing that value by the total number of the Institutional Shares outstanding. Share price is calculated separately for each class of Fund shares.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.

For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order and accepted by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the New York Stock Exchange on that day.


When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.



Berger Funds o September 28, 2001 Berger Large Cap Value Fund -
Institutional Shares

BERGER LARGE CAP VALUE FUND

OTHER INFORMATION ABOUT
YOUR ACCOUNT
--------------------------------------------------------------------------------



The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.


SECURITY CONSIDERATIONS

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record.


The Fund and its service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.


CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS


After any transaction, you will receive written confirmation including the share price and the dollar amount and the number of shares bought or redeemed. Shares purchased under Systematic Investment Plans or redeemed under Systematic Withdrawal Plans will be confirmed quarterly. Partial shares will be calculated to three decimal places.


SHAREHOLDER REPORTS


To reduce expenses, a Fund may mail only one copy of most financial reports, notices, prospectuses and proxies to your household, even if you have more than one account in the Fund. Call 1-800-960-8427 to begin receiving your own copy or if you need additional copies of financial reports, notices, prospectuses or proxy statements.


SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates will not be issued. Records of share ownership are maintained by the Fund's transfer agent in book entry form.

PURCHASE THROUGH BROKER-DEALERS


You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for first-time or additional investments that are not applicable if you buy shares directly from the Fund.

THIRD-PARTY ADMINISTRATORS


Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, recordkeeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's advisor or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in



                 Berger Funds o September 28, 2001 Berger Large Cap Value Fund -
                                                            Institutional Shares

16

OTHER INFORMATION ABOUT
YOUR ACCOUNT (CONTINUED)
--------------------------------------------------------------------------------

good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.


REDEMPTIONS IN-KIND


The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS


To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $250,000--but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account to or above the minimum.

The Fund also reserves the right to close any account if it believes the shareholder is engaging in activities that may be detrimental to the Fund.


DISTRIBUTION AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS


Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:

o Capital gains from the sale of portfolio securities held by the Fund. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by the Fund. The Fund will distribute its investment income annually, normally in December.

The Fund reserves the right to reinvest into your account undeliverable or uncashed dividend or distribution checks that remain outstanding for six months, or dividends or distributions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the NAV next computed after the check is canceled.


YOUR TAXES


You generally will owe tax on amounts distributed to you by the Fund in any nonretirement account whether you reinvest them in additional shares or receive them in cash.


Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.



Berger Funds o September 28, 2001 Berger Large Cap Value Fund -
Institutional Shares

BERGER LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.

If you redeem Fund shares that have appreciated in value, you will have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares redeemed that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax advisor about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

TAX-SHELTERED RETIREMENT PLANS


The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call 1-800-259-2820 or write to the Berger Funds, P.O. Box 219958, Kansas City, MO 64121-9958. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.




                 Berger Funds o September 28, 2001 Berger Large Cap Value Fund -
                                                            Institutional Shares

18

ORGANIZATION OF THE FUND
--------------------------------------------------------------------------------


INVESTMENT MANAGER


BERGER LLC (210 University Blvd., Suite 900, Denver, CO 80206) is the Fund's investment advisor. Berger LLC serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 27 years managing growth and balanced funds. The investment advisory fee charged to the Fund is: 0.75% of the first $500 million of average daily net assets; 0.70% of the next $500 million and 0.65% in excess of $1 billion. Berger LLC is responsible for managing the investment operations of the Fund and also provides administrative services to the Fund.

WILLIAM F. K. SCHAFF, CFA, has been the investment manager for the Fund since its inception. Mr. Schaff joined Berger LLC as Portfolio Manager in September 2001. Mr. Schaff co-founded and is the Chief Executive Officer and Chief Investment Officer of Bay Isle Financial Corporation ("Bay Isle"). Mr. Schaff has been managing large cap value accounts of Bay Isle clients since 1987.

STEVE BLOCK, CFA, has been investment manager for the Fund since its inception. Mr. Block joined Berger LLC as Portfolio Manager in September 2001. Mr. Block has served as the senior equity analyst for the large cap value products of Bay Isle since August 1996.


PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

SPECIAL FUND STRUCTURE


The Fund offers two classes of shares. The Institutional Shares are offered through this prospectus and are designed for investors who maintain a minimum account balance of $250,000. The other class of shares, Investor Shares, are offered through a separate prospectus and are available to the general public with a minimum account balance of $2,500. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Fund applies only to the Investor Shares. For more information on Investor Shares, please call 1-800-551-5849.


For more information on the multi-class fund structure, see the SAI.



Berger Funds o September 28, 2001 Berger Large Cap Value Fund -
Institutional Shares

FOR MORE INFORMATION:


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of market conditions and investment strategies that affected its performance over the past year.


You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958

1-800-259-2820

bergerfunds.com


Text-only versions of the Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Web site at sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-6009.


INVESTMENT COMPANY ACT FILE NUMBER:

Berger Investment Portfolio Trust 811-8046
(Berger Large Cap Value Fund - Institutional Shares)

                                                                        LCVIPROS

                           BERGER LARGE CAP VALUE FUND
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)

                                 INVESTOR SHARES


                       STATEMENT OF ADDITIONAL INFORMATION
                      SHAREHOLDER SERVICES: 1-800-551-5849



                  This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Berger Large Cap Value Fund (the "Fund") -- Investor Shares, dated September 28, 2001, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217, or calling 1-800-551-5849.



                  The Fund is a "no-load" mutual fund, meaning that a buyer pays no commissions or sales charge when buying or redeeming shares of the Fund, although the Fund pays certain costs of distributing its Investor Shares. See "Section 5. Expenses of the Fund -- 12b-1 Plan." This SAI provides further description of the Fund.





                            DATED SEPTEMBER 28, 2001

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS


                                                                     CROSS-REFERENCES TO
                                                           PAGE      RELATED DISCLOSURES
TABLE OF CONTENTS                                          NO.       IN PROSPECTUS
-----------------                                          ----      -------------
Introduction                                                         Table of Contents


1.  Investment Strategies and Risks of the Fund              1       Berger Large Cap Value Fund;
                                                                     Investment Techniques, Securities and
                                                                     Associated Risks

2.  Investment Restrictions                                 14       Berger Large Cap Value Fund;
                                                                     Investment Techniques, Securities and
                                                                     Associated Risks

3.  Management of the Fund                                  16       Berger Large Cap Value Fund;
                                                                     Organization of the Fund

4.  Investment Advisor                                      21       Berger Large Cap Value Fund;
                                                                     Organization of the Fund

5.  Expenses of the Fund                                    24       Berger Large Cap Value Fund; Organization
                                                                     of the Fund

6.  Brokerage Policy                                        26       Berger Large Cap Value Fund;
                                                                     Organization of the Fund

7.  How to Purchase and Redeem Shares in the Fund           28       Buying Shares; Selling (Redeeming) Shares

8.  How the Net Asset Value is Determined                   29       Your Share Price

9.  Income Dividends, Capital Gains Distributions and       30       Distributions and Taxes
    Tax Treatment

10. Suspension of Redemption Rights                         31       Other Information About Your Account

11. Tax-Sheltered Retirement Plans                          32       Tax-Sheltered Retirement Plans

12. Exchange Privilege and Systematic Withdrawal Plan       35       Exchanging Shares

13. Performance Information                                 35       The Fund's Past Performance

14. Additional Information                                  36       Organization of the Fund; Special Fund
                                                                     Structure

Financial Information                                                N/A

                                  INTRODUCTION

                  The Fund described in this SAI is a mutual fund, or open-end, management investment company. The Fund is a diversified fund.

1.                INVESTMENT STRATEGIES AND RISKS OF THE FUND


                  The Prospectus describes the investment objective of the Fund and the principal investment policies and strategies used to achieve that objective. It also describes the principal risks of investing in the Fund.

                  This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.


                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.



                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases where the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.


                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

                  CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's sub-advisor believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's sub-advisor. The Fund has no preestablished minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.



                  SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.



                  ZEROS/STRIPS. The Fund may invest also in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.



                  SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.



                  INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories" above.


                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's advisor or sub-advisor might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.


                  The effect of an IPO investment can have a magnified impact on a Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.


                  There can be no assurance that IPOs will continue to be available for any of the Funds to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, a Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.


                  The advisor's or sub-advisor's IPO trade allocation procedures govern which Funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under the IPO allocation procedures of Berger LLC, a Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, any Fund or account whose assets are very large (such as the Berger Growth Fund) is not likely to participate in the allocation of many IPOs.

                  FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).


                  Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.



                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Fund may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Fund if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants and keeps its own assets separated from the assets of participants; (d) provides periodic reports to participants; and
(e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Fund's primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Fund of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments; and any related legal proceedings.


                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.


                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.



                  ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.



                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's sub-advisor will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.


                  REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the investment sub-advisor of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.


                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.


                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.



                  When the Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.



                  LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.



                  The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the

Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.


                  The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33 1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.


                  Although voting rights with respect to loaned securities pass to the borrower, the Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the Fund's sub-advisor, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.


                  SHORT SALES. The Fund currently is permitted to engage in short sales only if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").


                  In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.


                  Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for Federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.



                  HEDGING TRANSACTIONS. The Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the advisor's judgment of the cost of the hedge, its potential effectiveness and other factors the advisor considers pertinent.

                  A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.



                  The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.


                  Following is additional information concerning the futures, forwards and options which the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.


                  The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.


                  Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.


                  In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

                  The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

                  Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.


                  The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.



                  Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.



                  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.


                  Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.



                  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not exactly match the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.


                  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.


                  Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.


                  Options on Futures Contracts. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.


                  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.


                  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

                  The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.


                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.



                  The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund may also enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").


                  These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.


                  The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.




                  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.


                  Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.


                  A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or
(b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.


                  The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                  The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.


                  An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.


                  In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

                  The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

                  An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

                  PORTFOLIO TURNOVER. Investment changes in the Fund will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.


                  Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks will lead to realization of gains and, possibly, increased taxable distributions to shareholders. The Fund's brokerage policy is discussed further under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.


2.                INVESTMENT RESTRICTIONS

                  The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without a shareholders' vote. There can be no assurance that the Fund's investment objective will be realized.

                  The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without a shareholder vote. The principal policies and strategies used by the Fund are described in the Prospectus.


                  In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without shareholder vote.



BERGER LARGE CAP VALUE FUND

                  The following fundamental restrictions apply to the Berger Large Cap Value Fund. The Fund may not:


                  1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

                  2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                  In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated.

                  The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

                  1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  3. The Fund may not invest in companies for the purposes of exercising control of management.

                  4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                  5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

3.                MANAGEMENT OF THE FUND

                  The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's trustees hire the companies that run day-to-day Fund operations, such as the investment advisor, administrator, transfer agent and custodian.


                  The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations.



       MICHAEL OWEN, 210 University Boulevard, Suite 900, Denver, CO 80206,
          DOB: 1937. Dean, since September 2000, of Zayed University. Formerly self-employed as a financial and management consultant, and in real estate development from June 1999 to September 2000. From 1993 to June 1999, Dean, and from 1989 to 1993, a member of the Finance faculty, of the College of Business, Montana State University. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Board of Berger Growth Fund and Berger Large Cap Growth Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.



*      JACK R. THOMPSON, 210 University Boulevard, Suite 900, Denver, CO
          80206, DOB: 1949. President and a director since May 1999 (Executive Vice President from February 1999 to May 1999) of Berger Growth Fund and Berger Large Cap Growth Fund. President and a trustee since May 1999 (Executive Vice President from February 1999 to May 1999) of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust. President and Director since June 1999 (Executive Vice President from February 1999 to June 1999) of Berger LLC. Audit Committee Member of the Public Employees' Retirement Association of Colorado (pension plan) since November 1997. Self-employed as a consultant from July 1995 through February 1999. Director of Wasatch Advisors (investment management) from February 1997 to February 1999. Director of

          Janus Capital Corporation (investment management) from June 1984 through June 1995, and Executive Vice President of the Corporation from April 1989 through June 1995. Treasurer of Janus Capital Corporation from November 1983 through October 1989. Trustee of the Janus Investment Funds from December 1990 through June 1995, and Senior Vice President of the Trust from May 1993 through June 1995. President and a director of Janus Service Corporation (transfer agent) from January 1987 through June 1995. President and a director of Fillmore Agency, Inc. (advertising agency), from January 1990 through June 1995. Executive Vice President and a director of Janus Capital International, Ltd. (investment advisor) from September 1994 through June 1995. President and a director of Janus Distributors, Inc. (broker/dealer), from May 1991 through June 1995. Director of IDEX Management, Inc. (investment management), from January 1985 through June 1995. Trustee and Senior Vice President of the Janus Aspen Funds from May 1993 through June 1995.



       DENNIS E. BALDWIN, 210 University Boulevard, Suite 900, Denver, CO
          80206, DOB: 1928. President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office Manager of Merrill Lynch Capital Markets. Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.



       KATHERINE A. CATTANACH, 210 University Boulevard, Suite 900, Denver,
          CO 80206, DOB: 1945. Managing Principal, Sovereign Financial Services, Inc. (investment consulting firm). Formerly (1981-1988), Executive Vice President, Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.



      PAUL R. KNAPP, 210 University Boulevard, Suite 900, Denver, CO 80206,
          DOB: 1945. Since October 2000, Executive Officer of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Funds' transfer agent. Director (since February 1998) and a Vice President (February 1998 - November 1998) of West Side Investments, Inc. (investments), a wholly owned subsidiary of DST Systems, Inc. Formerly, President, Chief Executive Officer and a director (September 1997 - October 2000) of DST Catalyst, Inc., an international financial markets consulting, software and computer services company, (now DST International, a subsidiary of DST). Previously (1991 - October 2000), Chairman, President, Chief Executive Officer and a director of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions); also (1991 - September 1997), Chairman, President, Chief Executive Officer and a director of Catalyst Consulting (international financial institutions business consulting firm). Prior thereto (1988-1991), President, Chief Executive Officer and a director of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger

          Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.


       HARRY T. LEWIS, JR., 210 University Boulevard, Suite 900, Denver, CO
          80206, DOB: 1933. Self-employed as a private investor. Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Director of J.D. Edwards & Co. (computer software company) since 1995. Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.



       WILLIAM SINCLAIRE, 210 University Boulevard, Suite 900, Denver, CO
          80206, DOB: 1928. President, Santa Clara LLC (privately owned agriculture company). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.



       ALBERT C. YATES, 210 University Boulevard, Suite 900, Denver, CO
          80206, DOB: 1941. President, Chancellor and Professor of Chemistry - Department of Chemistry, since 1990, of Colorado State University. Formerly Executive Vice President and Provost (1983 - 1990) Academic Vice President and Provost (1981 - 1983) and Professor of Chemistry (1981 - 1990) of Washington State University. From 1977 - 1981, Vice President and University Dean for Graduate Studies and Research and Professor of Chemistry of the University of Cincinnati. Director of the Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.



* JAY W. TRACEY, CFA, 210 University Boulevard, Suite 900, Denver, CO 80206, DOB: 1954. Executive Vice President of the Berger Funds (since August 2000). Executive Vice President and Chief Investment Officer of Berger LLC (since June 2000). Portfolio manager of the Berger Growth Fund (since August 2000); team portfolio manager of the Berger Select Fund (since June 2000) and the Berger Large Cap Growth Fund (since January 2001). Formerly, Vice President and Portfolio Manager at OppenheimerFunds, Inc (September 1994 to May 2000) and Managing Director of Buckingham Capital Management (February 1994 to September
          1994).



*      JANICE M. TEAGUE, 210 University Boulevard, Suite 900, Denver, CO
          80206, DOB: 1954. Vice President (since November 1998) and Assistant Secretary (since February 2000 and previously from September 1996 to November 1998) and Secretary (November 1998 to February 2000) of the Berger Funds. Vice President (since October 1997), Secretary (since November 1998) and Assistant Secretary (October 1996 through November
          1998) with Berger LLC. Vice President and Secretary with Berger Distributors LLC, since August 1998. Formerly, self-employed as a business consultant from June 1995 through September 1996,

          Secretary of the Janus Funds from January 1990 to May 1995 and Assistant Secretary of Janus Capital Corporation from October 1989 to May 1995.





*      ANTHONY R. BOSCH, 210 University Boulevard, Suite 900, Denver, CO
          80206, DOB: 1965. Vice President of the Berger Funds (since February
          2000). Vice President (since June 1999) and Chief Legal Officer (since August 2000) with Berger LLC. Formerly, Assistant Vice President of Federated Investors, Inc. from December 1996 through May 1999, and Attorney with the U.S. Securities and Exchange Commission from June 1990 through December 1996.



*      BRIAN S. FERRIE, 210 University Boulevard, Suite 900, Denver, CO
          80206, DOB: 1958. Vice President of the Berger Funds since November 1998. Vice President (since February 1997) and Chief Financial Officer (since March 2001) and Chief Compliance officer (from August 1994 to March 2001) with Berger LLC. Chief Compliance Officer with Berger Distributors LLC, since May 1996. Formerly, Compliance Officer with United Services Advisor, Inc., from January 1988 to July 1994, and Director of Internal Audit of United Services Funds from January 1987 to July 1994.



*      JOHN PAGANELLI, 210 University Boulevard, Suite 900, Denver, CO
          80206, DOB: 1967. Vice President (since November 1998) and Treasurer (since March 2001), Assistant Treasurer (November 1998 to March 2001) and Manager of Accounting (January 1997 through November 1998) with Berger LLC. Formerly, Manager of Accounting (December 1994 through October 1996) and Senior Accountant (November 1991 through December
          1994) with Palmeri Fund Administrators, Inc.



*      SUE VREELAND, 210 University Boulevard, Suite 900, Denver, CO 80206,
          DOB: 1948. Secretary of the Berger Funds (since February 2000). Assistant Secretary of Berger LLC and Berger Distributors LLC since June 1999. Formerly, Assistant Secretary of the Janus Funds from March 1994 to May 1999, Assistant Secretary of Janus Distributors, Inc. from June 1995 to May 1997 and Manager of Fund Administration for Janus Capital Corporation from February 1992 to May 1999.


----------------

* Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' advisors or sub-advisors.

                  The directors or trustees of the Funds have adopted a director/trustee retirement age of 75 years.

TRUSTEE COMPENSATION


                  The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 2000. However, trustees of the Fund who are not "interested persons" of the Fund or its advisor or sub-advisor are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.



                  The following table sets forth information regarding compensation paid or accrued during the fiscal year ended September 30, 2000, for each trustee of the Fund:

NAME AND POSITION
WITH BERGER FUNDS                           AGGREGATE COMPENSATION FROM
-----------------                           ---------------------------
                                BERGER LARGE CAP VALUE FUND(1)     ALL BERGER FUNDS(2)
                                ------------------------------     -------------------
Dennis E. Baldwin(3)                    $  584                           $  46,945

Louis R. Bindner(6)                     $    0                           $  46,945

Katherine A. Cattanach(3)               $  584                           $  46,945

Paul R. Knapp(3)                        $  539                           $  46,945

Harry T. Lewis(3)                       $  539                           $  46,945

Michael Owen(3)                         $  674                           $  57,000

William Sinclaire(3)                    $  539                           $  45,745

Albert C. Yates(3)(7)                   $  539                           $       0

Jack R. Thompson(3),(4),(5)             $    0                           $       0


NOTES TO TABLE


(1) The Fund was not added as a series of the Trust until September 28, 2001. Figures are estimates for the first year of operations of the Fund as a series of the Trust.



(2) Includes the Berger Growth Fund, the Berger Large Cap Growth Fund, the Berger Investment Portfolio Trust (including the Berger Small Company Growth Fund, the Berger New Generation Fund, the Berger Balanced Fund, the Berger Select Fund and the Berger Mid Cap Growth Fund), the Berger Institutional Products Trust (five series), the Berger Worldwide Funds Trust (three series, including the Berger International Fund), the Berger Worldwide Portfolios Trust (one series) and the Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $17,939; Katherine A. Cattanach $46,875; Louis R. Bindner $14,239; Michael Owen $1,125; William Sinclaire $45,675.

(3) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.



(4) Interested person of Berger LLC.


(5) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.



(6) Resigned effective March 1, 2001.



(7) Appointed Trustee effective March 1, 2001.


                  Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Fund. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, the Fund is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The Fund's obligation to make payments of deferred fees under the plan is a general obligation of the Fund.


                  As of September 28, 2001, the officers and trustees of the Fund as a group owned of record or beneficially no shares of the Fund.



4.                INVESTMENT ADVISOR


BERGER LLC - INVESTMENT ADVISOR

                  Berger LLC, 210 University Boulevard, Suite 900, Denver, CO 80206, is the investment advisor to the Fund. Berger LLC is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. Berger LLC also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.


                  Berger LLC is a Nevada Limited Liability Company, and has been in the investment advisory business for 27 years. It serves as investment advisor or sub-advisor to mutual funds and institutional investors and had assets under management of approximately $7.6 billion as of June 30, 2001. Berger LLC is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns approximately 86% of Berger LLC, and is an indirect subsidiary of Stilwell Financial, Inc. ("Stilwell Financial"). Stilwell also owns approximately 32% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Funds' transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which executes portfolio trades for the Funds.



OTHER ARRANGEMENTS BETWEEN BERGER LLC AND BAY ISLE



                  Berger LLC and Bay Isle have formed a joint venture to provide asset management services to certain private accounts. In connection with the formation of that joint venture, Berger LLC purchased from Bay Isle owners William F. K. Schaff and Gary G. Pollock the right that, if either Mr. Schaff or Mr. Pollock ever desires to sell any of his Bay Isle shares in the future, they will together first offer to sell shares to Berger LLC aggregating at least 80% of the total outstanding shares of Bay Isle at an agreed price. If Berger LLC elects to purchase the Bay Isle shares offered, the parties have agreed to use their best efforts to have 5-year employment agreements entered into between Bay Isle and Messrs. Schaff and Pollock. Consummation of any such purchase of Bay Isle shares by Berger LLC would be subject to a number of conditions. Bay Isle and Messrs. Schaff and Pollock are also compensated by Berger LLC for providing administrative or consulting services relating to their joint venture private account business.


INVESTMENT ADVISORY AGREEMENTS


                  Under the Investment Advisory Agreement between the Fund and its advisor, the advisor is generally responsible for furnishing continuous advice and making investment decisions as to the acquisition, holding or disposition of securities or other assets that the Fund may own or contemplate acquiring from time to time. The Investment Advisory Agreement provides that the investment advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.



                  Under the Agreement, the advisor is compensated for its services by the payment of a fee at the following annual rate, calculated as a percentage of the average daily net assets of the Fund. Investment advisory fees are charged to the Fund according to the following schedule:



           FUND                 AVERAGE DAILY NET ASSETS         ANNUAL RATE
           ----                 ------------------------         -----------
Berger Large Cap Value Fund         First $500 million               .75%
                                    Next $500 million                .70%
                                    Over $1 billion                  .65%



                  Pursuant to a written agreement, the Fund's investment advisor reimburses the Fund's Investor Shares class to the extent transfer agency, shareholder reporting and registration expenses of the Investor Shares class exceed .15%.



                  The Fund's Investment Advisory Agreement will continue in effect until April 30, 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the advisor. The Agreement is subject to termination by the Fund or the advisor on 60 days' written notice and terminates automatically in the event of its assignment.

TRADE ALLOCATIONS



                  While investment decisions for the Fund are made independently by the advisor, the same investment decision may be made for the Fund and one or more accounts advised by the advisor. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the advisor in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases this policy might adversely affect the price paid or received by the Fund or other participating accounts, or the size of the position obtained or liquidated, the advisor will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.



                  Berger LLC has adopted procedures for allocating to its participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account size or total equity assets.



                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if Berger LLC believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, no account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any account whose assets are very large is not likely to participate in the allocation of many or any IPOs.


RESTRICTIONS ON PERSONAL TRADING


                  Berger LLC, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts in accordance with a policy regarding personal investing in each of the Codes of Ethics for Berger LLC, the Berger Funds and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds or Berger LLC's other advisory clients. Directors and officers of Berger LLC and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Funds.



                  In addition to the pre-clearance requirements described here for Berger LLC and Berger Distributors LLC, the policy subjects directors and officers of Berger LLC, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by Berger LLC and the provisions of the policy are subject to interpretation by and exceptions authorized by its management.

5.                EXPENSES OF THE FUND


                  In addition to paying an investment advisory fee to its advisor, the Fund pays all of its expenses not assumed by its advisor, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of shareholders' meetings, compensation of trustees who are not interested persons of Berger LLC, expenses of printing and distributing reports to shareholders and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for shareholders of the Fund.



                  Under a separate Administrative Services Agreement with respect to the Fund, Berger LLC performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. Berger LLC does not charge an administrative fee to the Fund. The administrative services fees may be changed by the trustees without shareholder approval.



                  The Fund has appointed State Street Bank and Trust Company ("State Street"), 801 Pennsylvania, Kansas City, MO 64105, as its recordkeeping and pricing agent. In addition, State Street also serves as the Fund's custodian. The Fund has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, MO 64121 as its transfer agent and dividend disbursing agent. Approximately 32% of the outstanding shares of DST are owned by Stilwell.



                  As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.


                  State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.


                  As transfer agent and dividend disbursing agent, DST maintains all shareholder accounts of record; assists in mailing all reports, proxies and other information to the Fund's shareholders; calculates the amount of, and delivers to the Fund's shareholders, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Fund at an annual rate of $14.85 per open Fund shareholder account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.



                  All of State Street's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund.


12B-1 PLAN

         The Fund has adopted a 12b-1 plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment to Berger LLC of a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets attributable to the Investor Shares to finance activities primarily intended to result in the sale of those shares. The Plan is intended to benefit the Investor Shares class of the Fund by attracting new assets into the class and thereby affording potential cost reductions due to economies of scale.

         The expenses paid by Berger LLC may include, but are not limited to:

-- payments made to, and costs incurred by, the Fund's principal underwriter in connection with the distribution of Investor Shares, including payments made to and expenses of officers and registered representatives of the Distributor;


-- payments made to and expenses of other persons (including employees of Berger LLC) who are engaged in or provide support services in connection with the distribution of Investor Shares, such as answering routine telephone inquiries and processing shareholder requests for information;



-- compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the
         Fund) paid to securities dealers, financial institutions and other organizations that render distribution and administrative services in connection with the distribution of Investor Shares, including services to holders of Investor Shares and prospective investors;


-- costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

-- costs of printing and distributing prospectuses and reports to prospective shareholders of Investor Shares;

-- costs involved in preparing, printing and distributing sales literature for Investor Shares;


-- costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities on behalf of the Fund relating to Investor Shares that Berger LLC deems advisable;


-- and such other costs relating to Investor Shares as the Fund may from time to time reasonably deem necessary or appropriate in order to finance activities primarily intended to result in the sale of Investor Shares.

                  Such 12b-1 fee payments are to be made by the Fund to Berger LLC with respect to each fiscal year of the Fund without regard to the actual distribution expenses incurred by Berger LLC in such year;

that is, if the distribution expenditures incurred by Berger LLC are less than the total of such payments in such year, the difference is not to be reimbursed to the Fund by Berger LLC, and if the distribution expenditures incurred by Berger LLC are more than the total of such payments, the excess is not to be reimbursed to Berger LLC by the Fund.


                  From time to time the Fund may engage in activities that jointly promote the sale of Investor Shares and other funds that are or may in the future be advised or administered by Berger LLC, which costs are not readily identifiable as related to any one fund. In such cases, the Fund's 12b-1 fees may be used to finance the joint promotion of the shares of the Investor Shares, along with the shares of the other fund. Berger LLC allocates the cost of such joint promotional activity among the funds involved on the basis of their respective net assets, unless otherwise directed by the trustees.



                  The current 12b-1 Plan will continue in effect until the end of April 2002 and from year to year thereafter if approved at least annually by the Fund's trustees and those trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for such purpose. The Plan may not be amended to increase materially the amount to be spent on distribution of Investor Shares without shareholder approval.


OTHER EXPENSE INFORMATION


                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of Berger LLC due to the ownership interest of Stilwell in both DST and Berger LLC.


                  The Fund and/or its advisor have entered into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as recordkeeping, shareholder communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's advisor or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.


                  The Fund's advisor may also enter into arrangements with organizations that solicit clients for the advisor, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally the fee paid by the advisor under such arrangements is based on the value of the referred client's assets managed by the advisor. None of the fees paid to such organizations will be borne by the Fund.


DISTRIBUTOR

                  The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Boulevard, Suite 900, Denver, CO 80206. The Distributor may be reimbursed by Berger LLC for its costs in distributing the Fund's shares.


6.                BROKERAGE POLICY

                  Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, Berger LLC as the Fund's advisor is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement.

                  The Investment Advisory Agreement authorizes and directs the advisor to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the advisor to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the advisor. Accordingly, the advisor does not have an obligation to seek the lowest available commission.


                  In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the advisor. The Fund's advisor may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These include a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.


                  In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the advisor will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the advisor in the investment decision-making process may be paid for with the Fund's commission dollars. The advisor pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for Berger LLC.

                  Berger LLC does not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. Berger LLC may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to Berger LLC's clients, including the Fund. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. Berger LLC then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on Berger LLC's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

                  These brokerage and research services received from brokers are often helpful to Berger LLC in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of Berger LLC's advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to Berger LLC in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by Berger LLC in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to Berger LLC, they are not expected to decrease the expenses that Berger LLC would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by Berger LLC from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.


                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Berger LLC due to the ownership interest of Stilwell in both DST and Berger LLC.



                  The Fund's advisor places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the advisor and its clients; and knowledge of other buyers and sellers. The advisor selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the advisor may also consider payments made by brokers to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the advisor of the Fund will seek the best execution of each transaction.


7.                HOW TO PURCHASE AND REDEEM SHARES IN THE FUND


MINIMUM INITIAL INVESTMENTS:

              Regular investment                                $2,500
              Low Minimum Investment Plan                       $   50
              IRA                                               $  500

MINIMUM SUBSEQUENT INVESTMENTS:

              Regular investment                                $   50
              Automatic investment                              $   50
              Low Minimum Investment Plan                       $   50
              (required monthly automatic investments)



                  To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the following address:


                    Berger Funds
                    P.O. Box 219958
                    Kansas City, MO  64121-9958



                  If a shareholder is adding to an existing account, shares may be purchased by placing an order by telephone to the Fund at 1-800-551-5849. In order to make sure that payment for telephone purchase orders is received on time, shareholders are encouraged to remit payment by electronic funds transfer. Shareholders may also remit payment for telephone purchase orders by wire or by overnight delivery. Purchases may also be made via on-line access. Payment for shares purchased on-line must be made by electronic funds transfer.


                  In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will apply to an investor who purchases Fund shares directly from the Fund as described above.

                  Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time, although shareholders of the Fund will be given notice of any termination or material modification. Berger LLC may, at its own risk, waive certain of those procedures and related requirements.


8.                HOW THE NET ASSET VALUE IS DETERMINED


                  The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.



                  The share price for the Investor Shares of the Fund is determined by adding the Investor Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Investor Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Investor Shares and then dividing that value by the total number of the Investor Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Investor Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.



                  In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.



                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

                  The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.


9.                INCOME DIVIDENDS, CAPITAL GAINS
                  DISTRIBUTIONS AND TAX TREATMENT

                  This discussion summarizes certain U.S. federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, shareholders are urged to consult with their tax advisors with respect to their particular tax consequences.


                  TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to shareholders. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.


                  TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service and to each shareholder information about the tax treatment of the shareholder's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the shareholders. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the shareholders, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the shareholders on December 31.


                  In general, net capital gains from assets held by the Fund for more than 12 months will be subject to the applicable long-term capital gains rate and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates, regardless of how long a shareholder has held Fund shares. Assets contributed to the Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.


                  If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital or as capital gains. To the extent a distribution is treated as a return of capital, a shareholder's basis in his or her Fund shares will be reduced by that amount.





                  If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the shareholder's address of record or if a shareholder's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in additional Fund shares at the NAV next computed after the check is canceled and to convert the shareholder's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.



                  Additionally, the Fund reserves the right to reinvest distributions of less than $10 in shares of the Fund at the next computed NAV.



                  TAX ON REDEMPTIONS OF FUND SHARES. Shareholders may be subject to tax on the redemption of their Fund shares. In general, such redemptions may give rise to a capital gain or loss, the treatment of which will depend on the shareholder's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the shareholder reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                  INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, shareholders of the Fund may be able to deduct (as an itemized deduction) or, if the Fund makes an election, claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.


                  If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to shareholders of the Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.


                  INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.


                  BACKUP WITHHOLDING. In general, if a shareholder is subject to backup withholding, the Fund will be required to withhold federal income tax at the applicable rate from distributions to that shareholder. These payments are creditable against the shareholder's federal income tax liability.


                  FOREIGN SHAREHOLDERS. Foreign shareholders of the Fund generally will be subject to a 30% U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign shareholder dies while owning Fund shares, those shares may be subject to U.S. estate taxes.


10.               SUSPENSION OF REDEMPTION RIGHTS


                  The right of redemption may be suspended for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.


                  The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash. The redeeming shareholder may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.               TAX-SHELTERED RETIREMENT PLANS


                  The Fund offers several tax-qualified retirement plans for individuals, businesses and non-profit organizations, including a Profit-Sharing Plan, a Money Purchase Pension Plan, an Individual Retirement Account (IRA), a Roth IRA, an Education IRA and a 403(b) Custodial Account, SEP-IRA or SIMPLE IRA for adoption by employers and individuals who wish to participate in such Plans. For information on other types of retirement plans offered by the Fund, please call 1-800-551-5849, or write to the Fund c/o Berger LLC, P.O. Box 5005, Denver, CO 80217.



PROFIT-SHARING AND MONEY PURCHASE PENSION PLANS

                  Employers, self-employed individuals and partnerships may make tax-deductible contributions to the tax-qualified retirement plans offered by the Fund. All income and capital gains accumulated in the Plans are tax free until withdrawn. The amounts that are deductible depend upon the type of Plan or Plans adopted.

                  If you, as an employer, self-employed person or partnership, adopt the Profit-Sharing Plan, you may vary the amount of your contributions from year to year and may elect to make no contribution at all for some years. If you adopt the Money Purchase Pension Plan, you must commit yourself to make a contribution each year according to a formula in the Plan that is based upon your employees' compensation or your earned income. By adopting both the Profit-Sharing and the Money Purchase Pension Plan, you can increase the amount of contributions that you may deduct in any one year.

                  If you wish to purchase shares of the Fund in conjunction with one or both of these tax-qualified plans, you may use an Internal Revenue Service approved prototype Trust Agreement and Retirement Plan available from the Fund. State Street serves as trustee of the Plan, for which it charges an annual trustee's fee for the Fund or Cash Account Trust Money Portfolio (discussed below) in which the participant's account is invested. Contributions under the Plans are invested exclusively in shares of the Fund or the Cash Account Trust Money Market Portfolios, which are then held by the trustee under the terms of the Plans to create a retirement fund in accordance with the tax code.


                  Distributions from the Profit-Sharing and Money Purchase Pension Plans generally may not be made without penalty until the participant reaches age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which the participant attains age 70 1/2. A participant who is not a 5% owner of the employer may postpone such distributions to April 1 of the calendar year following the year of retirement. This exception does not apply to distributions from an individual retirement account (IRA). Except for required distributions after age 70 1/2, periodic distributions over more than 10 years and the distribution of any after-tax contributions, distributions are subject to 20% federal income tax withholding unless those distributions are rolled directly to another qualified plan or an IRA. Participants may not be able to receive distributions immediately upon request because of certain requirements under federal tax law. Since distributions that do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor regarding the Plans is recommended. You should also consult with your tax advisor regarding state tax law implications of participation in the Plans.



                  In order to receive the necessary materials to create a Profit-Sharing or Money Purchase Pension Plan, please write to the Fund, c/o Berger LLC, Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1-800-551-5849. Trustees for 401(k) or other existing plans interested in utilizing Fund shares as an investment or investment alternative in their plans should contact the Fund at 1-800-551-5849.



INDIVIDUAL RETIREMENT ACCOUNT (IRA)


                  If you are an individual with compensation or earned income, whether or not you are actively participating in an existing qualified retirement plan, you can provide for your own retirement by adopting an IRA. Under an IRA, you can contribute each year up to the lesser of 100% of your compensation or $2,000. If you are married and you file a joint return, you and your spouse together may make contributions totaling up to $4,000 to two IRAs (with no more than $2,000 being contributed to either account) if your joint income is $4,000 or more, even if one spouse has no earned income. If neither you nor your spouse is an active participant in an existing qualified retirement plan or if your income does not exceed certain amounts, the amounts contributed to your IRA can be deducted for federal income tax purposes whether or not your deductions are itemized. If you or your spouse are covered by an existing qualified retirement plan, the deductibility of your IRA contributions will be phased out for federal income tax purposes if your income exceeds specified amounts, although the income level at which your IRA contributions will no longer be deductible is higher if only your spouse (but not you) is an active participant. However, whether your contributions are deductible or not, the income and capital gains accumulated in your IRA are not taxed until the account is distributed.



                  If you wish to create an IRA to invest in shares of the Fund, you may use the Fund's IRA custodial agreement form that is an adaptation of the form provided by the Internal Revenue Service. Under the IRA custodial agreement, State Street will serve as custodian for the Fund and each other Berger Fund and Cash Account Trust Money Market Portfolio in which the IRA is invested.



                  Distributions from an IRA generally may not be made without penalty until you reach age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2. Since distributions that do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor is recommended. You should also consult with your tax advisor about state taxation of your account.



                  In order to receive the necessary materials to create an IRA account, please write to the Fund, c/o Berger LLC, Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1-800-551-5849.


ROTH IRA


                  If you are an individual with compensation or earned income, you may contribute up to the lesser of $2,000 or 100% of your compensation to a Roth IRA, as long as your income does not exceed a specified income level ($95,000 for single individuals, $150,000 for married individuals filing jointly). A Roth IRA is similar in many respects to a traditional IRA, as described above. However, the maximum amount you may contribute to a Roth IRA is phased out between that income level and a maximum income amount ($110,000 and $160,000, respectively), and you may not make any contribution at all to a Roth IRA if your income exceeds the maximum income amount. Also, you can make contributions to a Roth IRA even after you reach age 70 1/2, and you are not required to take distributions from a Roth IRA prior to your death.



                  Contributions to a Roth IRA are not deductible for federal income tax purposes. However, the income and capital gains accumulated in a Roth IRA are not taxed while held in the IRA, and distributions can be taken tax-free if the Roth IRA has been established for a minimum of five years and the distribution is after age 59 1/2, for a first-time home purchase, or upon death or disability.



                  An individual with an income of less than $100,000 who is not married filing separately can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the fair market value of the existing IRA on the date of the rollover. Please consult your tax advisor concerning Roth IRA rollovers.

EDUCATION IRA



                  Anyone may open and contribute to an Education IRA as long as it is established on behalf of a child who is less than 18 years of age at the time of contribution. You may contribute up to $500 in a calendar year for the benefit of any one student as long as your income does not exceed a specified income level ($95,000 for single individuals, $150,000 for married individuals filing jointly). Like a Roth IRA, the maximum amount you may contribute to an Education IRA is phased out between that income level and a maximum income amount ($110,000 and 160,000), respectively), and you may not make any contribution at all to an Education IRA if your income exceeds the maximum income amount.



                  Contributions to an Education IRA are not deductible for federal income tax purposes, and any amount contributed to an Education IRA above the maximum of $500 for any one student is considered "excess contribution", which is subject to an excise tax.



                  Withdrawals from an Education IRA are tax free if the amounts withdrawn are made to cover the cost of qualified higher education expenses of a student who is attending an eligible educational institution, so long as the amount withdrawn in a year does not exceed the qualified higher education expenses for that year. If the withdrawal does not meet the tax-free requirements, the portion of the account attributable to dividends or gains may be subject to a withdrawal penalty. For more information on Education IRA withdrawals, please consult your tax advisor.


403(b) CUSTODIAL ACCOUNTS

                  If you are employed by a public school system or certain federally tax-exempt private schools, colleges, universities, hospitals, religious and charitable or other nonprofit organizations, you may establish a 403(b) Custodial Account. Your employer must participate in the establishment of the account.



                  If your employer participates, it will automatically deduct the amount you designate from your gross salary and contribute it to your 403(b) Custodial Account. The amount that you may contribute annually under a salary reduction agreement is generally the lesser of $9,500 or your exclusion allowance, which is based upon a specified formula, and other Internal Revenue Code limits apply. There is a $50 minimum investment in the 403(b) Custodial Account. Contributions made to the account reduce the amount of your current income subject to federal income tax. Federal income tax is not paid on your contribution until you begin making withdrawals. In addition, all income and capital gains accumulated in the account are tax-free until withdrawn.



                  Withdrawals from your 403(b) Custodial Agreement may begin as soon as you reach age 59 1/2 and must begin no later than April 1 of the year following the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Except for required distributions after age 70 1/2 and periodic distributions over more than 10 years, distributions are subject to 20% federal income tax withholding unless those distributions are rolled directly to another 403(b) account or annuity or an individual retirement account (IRA). You may not be able to receive distributions immediately upon request because of certain notice requirements under federal tax law. Since distributions that do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor regarding the 403(b) Custodial Account is recommended. You should also consult with your tax advisor about state taxation of your account.



                  Individuals who wish to purchase shares of the Fund in conjunction with a 403(b) Custodial Account may use a Custodian Account Agreement and related forms available from the Fund. State Street serves as custodian of the 403(b) Custodial Account for the

Fund and each other Berger Fund and Cash Account Trust Money Market Portfolio in which the participant's account is invested.


                  In order to receive the necessary materials to create a 403(b) Custodial Account, please write to the Fund, c/o Berger LLC, Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1-800-551-5849.


12.               EXCHANGE PRIVILEGE AND SYSTEMATIC WITHDRAWAL PLAN


                  A shareholder who owns shares of the Fund worth at least $5,000 at the current net asset value may establish a Systematic Withdrawal account from which a fixed sum will be paid to the shareholder at regular intervals by the Fund in which the shareholder is invested.

                  To establish a Systematic Withdrawal account, the shareholder deposits Fund shares with the Fund and appoints the Fund as agent to redeem shares in the shareholder's account in order to make monthly, quarterly, semi-annual or annual withdrawal payments to the shareholder of a fixed amount. The minimum withdrawal payment is $50.00. These payments generally will be made on the 25th day of the month.

                  Withdrawal payments are not yield or income on the shareholder's investment, since portions of each payment will normally consist of a return of the shareholder's investment. Depending on the size of the disbursements requested and the fluctuation in value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account.

                  The shareholder may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying the Fund. The shareholder may, of course, make additional deposits of Fund shares in the shareholder's account at any time.

                  Since redemption of shares to make withdrawal payments is a taxable event, each investor should consult a tax advisor concerning proper tax treatment of the redemption.

                  Any shareholder may exchange any or all of the shareholder's shares in the Fund for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by the Fund or Berger LLC. Berger LLC is compensated for administrative services it performs with respect to the CAT Portfolios.


                  Exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes. An exchange of shares may be made via on-line access or simply by telephoning the Berger Funds at 1-800-551-5849. This privilege may be terminated or amended by the Fund and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Shareholders automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.


13.               PERFORMANCE INFORMATION


                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Wilshire 5000 Index, the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Russell 1000 Value Index, the Russell 2000 Stock Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which the Fund invests.


                  The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                  The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

                  All performance figures for the Fund are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, or for the life of the Fund, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (in which P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis and assume that all dividends and distributions are reinvested when paid.


                  Total return of the Investor Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.


                  The Fund has no performance history since it did not commence operations until September 28, 2001.


14.               ADDITIONAL INFORMATION

FUND ORGANIZATION


                  The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on September 28, 2001.


                  The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of eight series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has two classes of shares, although others may be added in the future.

                  Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

                  DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, shareholders of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the shareholders of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

                  In order to protect shareholders from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any shareholder by reason of being or having been a shareholder, and that the Trust shall, upon request, assume the defense of any such claim made against such shareholder for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                  As a result, the risk of a shareholder of the Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to shareholders of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of shareholders for liabilities of the Trust or the Fund.

                  CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If shareholders owning at least 10% of the outstanding shares of the Trust so request, a special shareholders' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by shareholders desiring to call a special meeting for the purpose of considering the removal of a trustee.


                  Shareholders of the Fund and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.



                  Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.



                  Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that shareholders of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the shareholder ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the shareholder's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.



                  Under governing corporate law, the Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the directors or trustees that the transaction was in the best interests of the Fund and its shareholders, and may require obtaining shareholder approval.



MORE INFORMATION ON SPECIAL MULTI-CLASS FUND STRUCTURE


                  The Fund currently has divided its shares into two classes of shares, the Investor Shares covered by this SAI and the Institutional Shares offered through a separate Prospectus and SAI. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the 1940 Act permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Institutional Shares are designed for institutional, individual and other investors willing to maintain a higher minimum account balance, currently set at $250,000. Information concerning Institutional Shares is available from the Fund at 1-800-259-2820.


                  Subject to the Trust's Trust Instrument and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL SHAREHOLDERS



                  Insofar as the management of the Fund is aware, as of September 28, 2001, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Fund.



DISTRIBUTION


                  Berger Distributors LLC, as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly-owned subsidiary of Berger LLC. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, Vice President and Chief Compliance Officer of the Distributor is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.



                  The Fund and the Distributor are parties to a Distribution Agreement that continues through April 2001, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers shares of the Fund and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by Berger LLC for its costs in distributing Fund shares.

OTHER INFORMATION

                  The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this Statement of Additional Information is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.


                  Davis, Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Fund.



INDEPENDENT ACCOUNTANTS


                  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, has been appointed to act as independent accountants for the Trust and the Fund for the fiscal year ended September 30, 2001. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Fund and assist the Fund in connection with the preparation of its 2001 income tax return.

                                   APPENDIX A

HIGH-YIELD/HIGH-RISK SECURITIES

         The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P) (sometimes referred to as "junk bonds"). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.


         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.



         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's sub-advisor deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.



         Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.



         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.



         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS



         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.



         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.



         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.



         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.



         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.


         A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.



         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.



         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by the large uncertainties or major risk exposures to adverse conditions.


         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                           BERGER LARGE CAP VALUE FUND
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)

                              INSTITUTIONAL SHARES



                       STATEMENT OF ADDITIONAL INFORMATION
                      SHAREHOLDER SERVICES: 1-800-960-8427




                  This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Berger Large Cap Value Fund (the "Fund") -- Institutional Shares, dated September 28, 2001, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217, or calling 1-800-259-2820.


                  This SAI is about the class of shares of the Fund designated as Institutional Shares. Institutional Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals, who are willing to maintain a minimum account balance of $250,000. Shares of the Fund may be offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.





                            DATED SEPTEMBER 28, 2001

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS



                                                                      CROSS-REFERENCES TO
                                                             PAGE     RELATED DISCLOSURES
TABLE OF CONTENTS                                            NO.      IN PROSPECTUS
-----------------                                            ----     -------------------
Introduction                                                          Table of Contents

1. Investment Strategies and Risks of the Fund                  1     Berger Large Cap Value Fund;
                                                                      Investment Techniques, Securities and Associated Risks

2. Investment Restrictions                                     14     Berger Large Cap Value Fund;
                                                                      Investment Techniques, Securities and Associated Risks

3. Management of the Fund                                      16     Berger Large Cap Value Fund;
                                                                      Organization of the Fund

4. Investment Advisor                                          21     Berger Large Cap Value Fund;
                                                                      Organization of the Fund

5. Expenses of the Fund                                        24     Berger Large Cap Value Fund; Organization of the Fund

6. Brokerage Policy                                            26     Berger Large Cap Value Fund;
                                                                      Organization of the Fund

7. How to Purchase and Redeem Shares in the Fund               27     Buying Shares; Selling (Redeeming) Shares

8. How the Net Asset Value is Determined                       28     Your Share Price

9. Income Dividends, Capital Gains Distributions and Tax       29     Distributions and Taxes
   Treatment

10. Suspension of Redemption Rights                            30     Other Information About Your Account

11. Tax-Sheltered Retirement Plans                             31     Tax-Sheltered Retirement Plans

12. Exchange Privilege                                         31     Exchanging Shares

13. Performance Information                                    31     The Fund's Past Performance

14. Additional Information                                     32     Organization of the Fund; Special Fund Structure

Financial Information                                                 N/A

                                  INTRODUCTION

                  The Fund described in this SAI is a mutual fund, or open-end, management investment company. The Fund is a diversified fund.


1.                INVESTMENT STRATEGIES AND RISKS OF THE FUND


                  The Prospectus describes the investment objective of the Fund and the principal investment policies and strategies used to achieve that objective. It also describes the principal risks of investing in the Fund.

                  This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.


                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases where the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.


                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.




                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

                  CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's sub-advisor believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's sub-advisor. The Fund has no preestablished minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  ZEROS/STRIPS. The Fund may invest also in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.

                  SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.


                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

                  INITIAL PUBLIC OFFERINGS. The Funds may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories" above.


                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's advisor or sub-advisor might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.


                  The effect of an IPO investment can have a magnified impact on a Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.


                  There can be no assurance that IPOs will continue to be available for any of the Funds to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, a Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.


                  The advisor's or sub-advisor's IPO trade allocation procedures govern which Funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under the IPO allocation procedures of Berger LLC, a Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, any Fund or account whose assets are very large (such as the Berger Growth Fund) is not likely to participate in the allocation of many IPOs.

                  FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).


                  Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.

                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Fund may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Fund if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants and keeps its own assets separated from the assets of participants; (d) provides periodic reports to participants; and
(e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Fund's primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Fund of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments, and any related legal proceedings.


                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S.

dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.





                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.

                  ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's sub-advisor will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.


                  REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the investment sub-advisor of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

                  When the Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

                  LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

                  The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.


                  The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33 1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.


                  Although voting rights with respect to loaned securities pass to the borrower, the Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the Fund's sub-advisor, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.


                  SHORT SALES. The Fund currently is permitted to engage in short sales only if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").


                  In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.


                  Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for Federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.

                  HEDGING TRANSACTIONS. The Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the advisor's judgment of the cost of the hedge, its potential effectiveness and other factors the advisor considers pertinent.

                  A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                  The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.


                  Following is additional information concerning the futures, forwards and options which the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.


                  The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

                  Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.


                  In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

                  The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

                  Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.


                  The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

                  Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

                  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.





                  Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

                  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not exactly match the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.


                  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.


                  Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

                  Options on Futures Contracts. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

                  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.


                  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

                  The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.


                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.


                  The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund may also enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

                  These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.


                  The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

                  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.


                  Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

                  A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.


                  The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                  The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.


                  An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.


                  An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.


                  The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

                  An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.




                  PORTFOLIO TURNOVER. Investment changes in the Fund will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.


                  Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks will lead to realization of gains and, possibly, increased taxable distributions to shareholders. The Fund's brokerage policy is discussed further under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.                INVESTMENT RESTRICTIONS


                  The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without a shareholders' vote. There can be no assurance that the Fund's investment objective will be realized.

                  The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without a shareholder vote. The principal policies and strategies used by the Fund are described in the Prospectus.


                  In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without shareholder vote.


BERGER LARGE CAP VALUE FUND

                  The following fundamental restrictions apply to the Berger Large Cap Value Fund. The Fund may not:


                  1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

                  2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.


                  In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated.

                  The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:


                  1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.


                  2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  3. The Fund may not invest in companies for the purposes of exercising control of management.

                  4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                  5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

3.                MANAGEMENT OF THE FUND


                  The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's trustees hire the companies that run day-to-day Fund operations, such as the investment advisor, administrator, transfer agent and custodian.


                  The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations.

      MICHAEL OWEN, 210 University Boulevard, Suite 900, Denver, CO 80206, DOB:
           1937. Dean, since September 2000, of Zayed University. Formerly self-employed as a financial and management consultant, and in real estate development from June 1999 to September 2000. From 1993 to June 1999, Dean, and from 1989 to 1993, a member of the Finance faculty, of the College of Business, Montana State University. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Board of Berger Growth Fund and Berger Large Cap Growth Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

*     JACK R. THOMPSON, 210 University Boulevard, Suite 900, Denver, CO 80206,
           DOB: 1949. President and a director since May 1999 (Executive Vice President from February 1999 to May 1999) of Berger Growth Fund and Berger Large Cap Growth Fund. President and a trustee since May 1999 (Executive Vice President from February 1999 to May 1999) of Berger Investment

           Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust. President and Director since June 1999 (Executive Vice President from February 1999 to June 1999) of Berger LLC. Audit Committee Member of the Public Employees' Retirement Association of Colorado (pension plan) since November 1997. Self-employed as a consultant from July 1995 through February 1999. Director of Wasatch Advisors (investment management) from February 1997 to February 1999. Director of Janus Capital Corporation (investment management) from June 1984 through June 1995, and Executive Vice President of the Corporation from April 1989 through June 1995. Treasurer of Janus Capital Corporation from November 1983 through October 1989. Trustee of the Janus Investment Funds from December 1990 through June 1995, and Senior Vice President of the Trust from May 1993 through June 1995. President and a director of Janus Service Corporation (transfer agent) from January 1987 through June 1995. President and a director of Fillmore Agency, Inc. (advertising agency), from January 1990 through June 1995. Executive Vice President and a director of Janus Capital International, Ltd. (investment advisor) from September 1994 through June 1995. President and a director of Janus Distributors, Inc. (broker/dealer), from May 1991 through June 1995. Director of IDEX Management, Inc. (investment management), from January 1985 through June 1995. Trustee and Senior Vice President of the Janus Aspen Funds from May 1993 through June 1995.

      DENNIS E. BALDWIN, 210 University Boulevard, Suite 900, Denver, CO 80206,
           DOB: 1928. President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office Manager of Merrill Lynch Capital Markets. Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.






      KATHERINE A. CATTANACH, 210 University Boulevard, Suite 900, Denver, CO
           80206, DOB: 1945. Managing Principal, Sovereign Financial Services, Inc. (investment consulting firm). Formerly (1981-1988), Executive Vice President, Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

      PAUL R. KNAPP, 210 University Boulevard, Suite 900, Denver, CO 80206, DOB:
           1945. Since October 2000, Executive Officer of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Funds' transfer agent. Director (since February 1998) and a Vice President (February 1998 - November 1998) of West Side Investments, Inc. (investments), a wholly-owned subsidiary of DST Systems, Inc. Formerly, President, Chief Executive Officer and a director (September 1997 - October 2000) of DST Catalyst, Inc., an international financial markets consulting, software and computer services company, (now DST International, a subsidiary of DST). Previously (1991 - October 2000),

           Chairman, President, Chief Executive Officer and a director of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions); also (1991
           - September 1997), Chairman, President, Chief Executive Officer and a director of Catalyst Consulting (international financial institutions business consulting firm). Prior thereto (1988-1991), President, Chief Executive Officer and a director of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

      HARRY T. LEWIS, JR., 210 University Boulevard, Suite 900, Denver, CO
           80206, DOB: 1933. Self-employed as a private investor. Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Director of J.D. Edwards & Co. (computer software company) since 1995. Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

      WILLIAM SINCLAIRE, 210 University Boulevard, Suite 900, Denver, CO 80206,
           DOB: 1928. President, Santa Clara LLC (privately owned agriculture company). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

      ALBERT C. YATES, 210 University Boulevard, Suite 900, Denver, CO 80206,
           DOB: 1941. President, Chancellor and Professor of Chemistry - Department of Chemistry, since 1990, of Colorado State University. Formerly Executive Vice President and Provost (1983 - 1990) Academic Vice President and Provost (1981 - 1983) and Professor of Chemistry (1981 - 1990) of Washington State University. From 1977 - 1981, Vice President and University Dean for Graduate Studies and Research and Professor of Chemistry of the University of Cincinnati. Director of the Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

*     JAY  W. TRACEY, CFA, 210 University Boulevard, Suite 900, Denver, CO
           80206, DOB: 1954. Executive Vice President of the Berger Funds (since August 2000). Executive Vice President and Chief Investment Officer of Berger LLC (since June 2000). Portfolio manager of the Berger Growth Fund (since August 2000); team portfolio manager of the Berger Select Fund (since June 2000) and the Berger Large Cap Growth Fund (since January 2001). Formerly, Vice President and Portfolio Manager at OppenheimerFunds, Inc (September 1994 to May 2000) and Managing Director of Buckingham Capital Management (February 1994 to September
           1994).

*     JANICE M. TEAGUE, 210 University Boulevard, Suite 900, Denver, CO 80206,
           DOB: 1954. Vice President (since November 1998) and Assistant Secretary (since February 2000 and previously from September 1996 to November 1998) and Secretary (November 1998 to February 2000) of the Berger Funds. Vice President (since October 1997), Secretary (since November 1998) and Assistant Secretary (October 1996 through November
           1998) with Berger LLC. Vice President and

           Secretary with Berger Distributors LLC, since August 1998. Formerly, self-employed as a business consultant from June 1995 through September 1996, Secretary of the Janus Funds from January 1990 to May 1995 and Assistant Secretary of Janus Capital Corporation from October 1989 to May 1995.





*     ANTHONY R. BOSCH, 210 University Boulevard, Suite 900, Denver, CO 80206,
           DOB: 1965. Vice President of the Berger Funds (since February 2000). Vice President (since June 1999) and Chief Legal Officer (since August 2000) with Berger LLC. Formerly, Assistant Vice President of Federated Investors, Inc. from December 1996 through May 1999, and Attorney with the U.S. Securities and Exchange Commission from June 1990 through December 1996.

*     BRIAN S. FERRIE, 210 University Boulevard, Suite 900, Denver, CO 80206,
           DOB: 1958. Vice President of the Berger Funds since November 1998. Vice President (since February 1997) and Chief Financial Officer (since March 2001) and Chief Compliance officer (from August 1994 to March 2001) with Berger LLC. Chief Compliance Officer with Berger Distributors LLC, since May 1996. Formerly, Compliance Officer with United Services Advisor, Inc., from January 1988 to July 1994, and Director of Internal Audit of United Services Funds from January 1987 to July 1994.

*     JOHN PAGANELLI, 210 University Boulevard, Suite 900, Denver, CO 80206,
           DOB: 1967. Vice President (since November 1998) and Treasurer (since March 2001), Assistant Treasurer (November 1998 to March 2001) and Manager of Accounting (January 1997 through November 1998) with Berger LLC. Formerly, Manager of Accounting (December 1994 through October 1996) and Senior Accountant (November 1991 through December
           1994) with Palmeri Fund Administrators, Inc.

*     SUE VREELAND, 210 University Boulevard, Suite 900, Denver, CO 80206, DOB:
           1948. Secretary of the Berger Funds (since February 2000). Assistant Secretary of Berger LLC and Berger Distributors LLC since June 1999. Formerly, Assistant Secretary of the Janus Funds from March 1994 to May 1999, Assistant Secretary of Janus Distributors, Inc. from June 1995 to May 1997 and Manager of Fund Administration for Janus Capital Corporation from February 1992 to May 1999.


----------

* Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' advisors or sub-advisors.

                  The directors or trustees of the Funds have adopted a director/trustee retirement age of 75 years.

TRUSTEE COMPENSATION


                  The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 2000. However, trustees of the Fund who are not "interested persons" of the Fund or its advisor or sub-advisor are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.

                  The following table sets forth information regarding compensation paid or accrued during the fiscal year ended September 30, 2000, for each trustee of the Fund:



NAME AND POSITION
WITH BERGER FUNDS                                      AGGREGATE COMPENSATION FROM
-----------------                                      ---------------------------
                                        BERGER LARGE CAP VALUE FUND(1)          ALL BERGER FUNDS(2)
                                        ------------------------------          -------------------
Dennis E. Baldwin(3)                               $  584                            $  46,945
Louis R. Bindner(6)                                $    0                            $  46,945
Katherine A. Cattanach(3)                          $  584                            $  46,945
Paul R. Knapp(3)                                   $  539                            $  46,945
Harry T. Lewis(3)                                  $  539                            $  46,945
Michael Owen(3)                                    $  674                            $  57,000
William Sinclaire(3)                               $  539                            $  45,745
Albert C. Yates(3),(7)                             $  539                            $       0
Jack R. Thompson(3),(4),(5)                        $    0                            $       0


NOTES TO TABLE


(1) The Fund was not added as a series of the Trust until September 28, 2001. Figures are estimates for the first year of operations of the Fund as a series of the Trust.

(2) Includes the Berger Growth Fund, the Berger Large Cap Growth Fund, the Berger Investment Portfolio Trust (including the Berger Small Company Growth Fund, the Berger New Generation Fund, the Berger Balanced Fund, the Berger Select Fund and the Berger Mid Cap Growth Fund), the Berger Institutional Products Trust (five series), the Berger Worldwide Funds Trust (three series, including the Berger International Fund), the Berger Worldwide Portfolios Trust (one series) and the Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $17,939; Katherine A. Cattanach $46,875; Louis R. Bindner $14,239; Michael Owen $1,125; William Sinclaire $45,675.

(3) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.


(4) Interested person of Berger LLC.


(5) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(6) Resigned effective March 1, 2001.

(7) Appointed Trustee effective March 1, 2001.


                  Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Fund. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, the Fund is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The Fund's obligation to make payments of deferred fees under the plan is a general obligation of the Fund.


                  As of September 28, 2001, the officers and trustees of the Fund as a group owned of record or beneficially no shares of the Fund.

4.                INVESTMENT ADVISOR


BERGER LLC - INVESTMENT ADVISOR

                  Berger LLC, 210 University Boulevard, Suite 900, Denver, CO 80206, is the investment advisor to the Fund. Berger LLC is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. Berger LLC also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.


                  Berger LLC is a Nevada Limited Liability Company, and has been in the investment advisory business for 27 years. It serves as investment advisor or sub-advisor to mutual funds and institutional investors and had assets under management of approximately $7.6 billion as of June 30, 2001. Berger LLC is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns approximately 86% of Berger LLC, and is an indirect subsidiary of Stilwell Financial, Inc. ("Stilwell Financial"),

Stilwell also owns approximately 32% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Funds' transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which executes portfolio trades for the Funds.

OTHER ARRANGEMENTS BETWEEN BERGER LLC AND BAY ISLE

                  Berger LLC and Bay Isle have formed a joint venture to provide asset management services to certain private accounts. In connection with the formation of that joint venture, Berger LLC purchased from Bay Isle owners William F. K. Schaff and Gary G. Pollock the right that, if either Mr. Schaff or Mr. Pollock ever desires to sell any of his Bay Isle shares in the future, they will together first offer to sell shares to Berger LLC aggregating at least 80% of the total outstanding shares of Bay Isle at an agreed price. If Berger LLC elects to purchase the Bay Isle shares offered, the parties have agreed to use their best efforts to have 5-year employment agreements entered into between Bay Isle and Messrs. Schaff and Pollock. Consummation of any such purchase of Bay Isle shares by Berger LLC would be subject to a number of conditions. Bay Isle and Messrs. Schaff and Pollock are also compensated by Berger LLC for providing administrative or consulting services relating to their joint venture private account business.


INVESTMENT ADVISORY AGREEMENTS


                  Under the Investment Advisory Agreement between the Fund and its advisor, the advisor is generally responsible for furnishing continuous advice and making investment decisions as to the acquisition, holding or disposition of securities or other assets that the Fund may own or contemplate acquiring from time to time. The Investment Advisory Agreement provides that the investment advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                  Under the Agreement, the advisor is compensated for its services by the payment of a fee at the following annual rate, calculated as a percentage of the average daily net assets of the Fund. Investment advisory fees are charged to the Fund according to the following schedule:



           Fund                                        Average Daily Net Assets                Annual Rate
           ----                                        ------------------------                -----------
Berger Large Cap Value Fund                               First $500 million                       .75%
                                                          Next $500 million                        .70%
                                                          Over $1 billion                          .65%



                  Pursuant to a written agreement, the Fund's investment advisor reimburses the Fund's Institutional Shares class to the extent transfer agency, shareholder reporting and registration expenses of the Institutional Shares class exceed .05%.

                  The Fund's Investment Advisory Agreement will continue in effect until April 30, 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the advisor. The Agreement is subject to termination by the Fund or the advisor on 60 days' written notice and terminates automatically in the event of its assignment.





TRADE ALLOCATIONS


                  While investment decisions for the Fund are made independently by the advisor, the same investment decision may be made for the Fund and one or more accounts advised by the advisor. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the advisor in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases this policy might adversely affect the price paid or received by the Fund or other participating accounts, or the size of the position obtained or liquidated, the advisor will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

                  Berger LLC has adopted procedures for allocating to its participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account size or total equity assets.

                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if Berger LLC believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, no account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.


RESTRICTIONS ON PERSONAL TRADING


                  Berger LLC, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts in accordance with a policy regarding personal investing in each of the Codes of Ethics for Berger LLC, the Berger Funds and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Fund or Berger LLC' other advisory clients. Directors and officers of Berger LLC and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund.


                  In addition to the pre-clearance requirements described here for Berger LLC and Berger Distributors LLC, the policy subjects directors and officers of Berger LLC, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by Berger LLC and the provisions of the policy are subject to interpretation by and exceptions authorized by its management.






5.                EXPENSES OF THE FUND

                  In addition to paying an investment advisory fee to its advisor, the Fund pays all of its expenses not assumed by its advisor, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of shareholders' meetings, compensation of trustees who are not interested persons of Berger LLC, expenses of printing and distributing reports to shareholders and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for shareholders of the Fund.

                  Under a separate Administrative Services Agreement with respect to the Fund, Berger LLC performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. Berger LLC does not charge an administrative fee to the Fund. The administrative services fees may be changed by the trustees without shareholder approval.


                  The Fund has appointed State Street Bank and Trust Company ("State Street"), 801 Pennsylvania, Kansas City, MO 64105, as its recordkeeping and pricing agent. In addition, State Street also serves as the Fund's custodian. The Fund has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Mo 64121 as its transfer agent and dividend disbursing agent. Approximately 32% of the outstanding shares of DST are owned by Stilwell.

                  As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.


                  State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.


                  As transfer agent and dividend disbursing agent, DST maintains all shareholder accounts of record; assists in mailing all reports, proxies and other information to the Fund's shareholders; calculates the amount of, and delivers to the Fund's shareholders, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Fund at an annual rate of $14.85 per open Fund shareholder account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.

                  All of State Street's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund.


OTHER EXPENSE INFORMATION


                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of Berger LLC due to the ownership interest of Stilwell in both DST and Berger LLC.


                  The Fund and/or its advisor have entered into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as recordkeeping, shareholder communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's advisor or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.


                  The Fund's advisor may also enter into arrangements with organizations that solicit clients for the advisor, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally the fee paid by the advisor under such arrangements is based on the value of the referred client's assets managed by the advisor. None of the fees paid to such organizations will be borne by the Fund.


DISTRIBUTOR


                  The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Boulevard, Suite 900, Denver, CO 80206. The Distributor may be reimbursed by Berger LLC for its costs in distributing the Fund's Institutional Shares.

6.                BROKERAGE POLICY


                  Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, Berger LLC as the Fund's advisor is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement.

                  The Investment Advisory Agreement authorizes and directs the advisor to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the advisor to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the advisor. Accordingly, the advisor does not have an obligation to seek the lowest available commission.


                  In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the advisor. The Fund's advisor may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These include a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.


                  In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the advisor will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the advisor in the investment decision-making process may be paid for with the Fund's commission dollars. The advisor pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for Berger LLC.


                  Berger LLC does not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. Berger LLC may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to Berger LLC's clients, including the Fund. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. Berger LLC then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on Berger LLC's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.


                  These brokerage and research services received from brokers are often helpful to Berger LLC in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of Berger LLC' advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to Berger LLC in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by Berger LLC in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to Berger LLC, they are not expected to decrease the expenses that Berger LLC would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by Berger LLC from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.


                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Berger LLC due to the ownership interest of Stilwell in both DST and Berger LLC.

                  The Fund's advisor places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the advisor and its clients; and knowledge of other buyers and sellers. The advisor selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the advisor may also consider payments made by brokers to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the advisor of the Fund will seek the best execution of each transaction.

7.                HOW TO PURCHASE AND REDEEM SHARES IN THE FUND


                   Minimum Initial Investment                           $250,000

                  Institutional Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for Institutional Shares of the Fund is $250,000.

                  To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the following address:


                  Berger Funds
                  P.O. Box 219958
                  Kansas City, MO 64121-9958


                  Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

                  Additional investments may be made at any time by mail, telephone (1-800-960-8427) or online (bergerfunds.com) at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined above.

                  In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will apply to an investor who purchases Fund shares directly from the Fund as described above.

                  Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time, although shareholders of the Fund will be given notice of any termination or material modification. Berger LLC may, at its own risk, waive certain of those procedures and related requirements.


8.                HOW THE NET ASSET VALUE IS DETERMINED

                  The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.


                  The per share net asset value of the Institutional Shares is determined by dividing the Institutional Shares' pro rata portion of the total value of the Fund's securities and other assets, less the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable to the Institutional Shares, by the total number of Institutional Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Institutional Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.


                  In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.


                  The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

9.                INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                  TREATMENT


                  This discussion summarizes certain U.S. federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, shareholders are urged to consult with their tax advisors with respect to their particular tax consequences.


                  TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to shareholders. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

                  TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service, and to each shareholder, information about the tax treatment of the shareholder's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the shareholders. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the shareholders, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the shareholders on December 31.

                  In general, net capital gains from assets held by the Fund for more than 12 months will be subject to the applicable long-term capital gains rate and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates, regardless of how long a shareholder has held Fund shares. Assets contributed to the Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.


                  If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital or as capital gains. To the extent a distribution is treated as a return of capital, a shareholder's basis in his or her Fund shares will be reduced by that amount.


                  If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the shareholder's address of record or if a shareholder's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in additional Fund shares at the NAV next computed after the check is canceled, and to convert the shareholder's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

                  Additionally, the Fund reserves the right to reinvest distributions of less than $10 in shares of the Fund at the next computed NAV.

                  TAX ON REDEMPTIONS OF FUND SHARES. Shareholders may be subject to tax on the redemption of their Fund shares. In general, such redemptions may give rise to a capital gain or loss, the treatment of which will depend on the shareholder's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the shareholder reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                  INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, shareholders of the Fund may be able to deduct (as an itemized deduction) or, if the Fund makes an election, claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.


                  If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to shareholders of the Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.


                  INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.


                  BACKUP WITHHOLDING. In general, if a shareholder is subject to backup withholding, the Fund will be required to withhold federal income tax at the applicable rate from distributions to that shareholder. These payments are creditable against the shareholder's federal income tax liability.


                  FOREIGN SHAREHOLDERS. Foreign shareholders of the Fund generally will be subject to a 30% U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign shareholder dies while owning Fund shares, those shares may be subject to U.S. estate taxes.


10.               SUSPENSION OF REDEMPTION RIGHTS

                  The right of redemption may be suspended for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.


                  The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule

18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash. The redeeming shareholder may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.


11.               TAX-SHELTERED RETIREMENT PLANS

                  The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call 1-800-259-2820, or write to the Berger Funds c/o Berger LLC, P.O. Box 5005, Denver, CO 80217. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.

                  The Fund also offers a Systematic Investment Plan (minimum $50 per monthly or quarterly investment) and a Systematic Withdrawal Plan (for shareholders who own shares of the Fund worth at least $5,000; minimum of $50 withdrawn monthly, quarterly, semiannually or annually). Forms for these plans may be obtained by writing to the Fund, c/o DST Systems, Inc., P.O. Box 219958, Kansas City, MO 64121, or call 1-800-960-8427.

12.               EXCHANGE PRIVILEGE

                  Any shareholder may exchange any or all of the shareholder's shares in the Fund, subject to stated minimums, for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by the Fund or Berger LLC. Berger LLC is compensated for administrative services it performs with respect to the CAT Portfolios.

                  Exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes. An exchange of shares may be made via on-line access or simply by telephoning the Berger Funds at 1-800-960-8427. This privilege may be terminated or amended by the Fund and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Shareholders automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

13.               PERFORMANCE INFORMATION

                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Wilshire 5000 Index, the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Russell 1000 Value Index, the Russell 2000 Stock Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which the Fund invests.


                  The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                  The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

                  All performance figures for the Fund are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, or for the life of the Fund, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)(n) = ERV (in which P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis and assume that all dividends and distributions are reinvested when paid.


                  Total return of the Institutional Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.


                  The Fund has no performance history since it did not commence operations until September 28, 2001.

14.               ADDITIONAL INFORMATION


FUND ORGANIZATION


                  The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on September 28, 2001.


                  The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of eight series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has two classes of shares, although others may be added in the future.

                  Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

                  DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, shareholders of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the shareholders of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

                  In order to protect shareholders from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any shareholder by reason of being or having been a shareholder, and that the Trust shall, upon request, assume the defense of any such claim made against such shareholder for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                  As a result, the risk of a shareholder of the Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to shareholders of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of shareholders for liabilities of the Trust or the Fund.

                  CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If shareholders owning at least 10% of the outstanding shares of the Trust so request, a special shareholders' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by shareholders desiring to call a special meeting for the purpose of considering the removal of a trustee.


                  Shareholders of the Fund and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

                  Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.


                  Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that shareholders of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the shareholder ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the shareholder's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

                  Under governing corporate law, each Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the directors or trustees that the transaction was in the best interests of the Fund and its shareholders, and may require obtaining shareholder approval.


MORE INFORMATION ON SPECIAL MULTI-CLASS FUND STRUCTURE


                  The Fund currently has divided its shares into two classes of shares, the Institutional Shares covered by this SAI and the Investor Shares offered through a separate Prospectus and SAI. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the 1940 Act permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are available to the general public and bear a 0.25% 12b-1 fee. Information concerning Investor Shares is available from the Fund at 1-800-551-5849.


                  Subject to the Trust's Trust Instrument and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL SHAREHOLDERS


                  Insofar as the management of the Fund is aware, as of September 28, 2001, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Fund.





DISTRIBUTION


                  Berger Distributors LLC, as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly-owned subsidiary of Berger LLC. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, Vice President and Chief Compliance Officer of the Distributor is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.

                  The Fund and the Distributor are parties to a Distribution Agreement that continues through April 2001, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers shares of the Fund and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by Berger LLC for its costs in distributing Fund shares.

OTHER INFORMATION

                  The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this Statement of Additional Information is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.


                  Davis, Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Fund.





INDEPENDENT ACCOUNTANTS


                  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, has been appointed to act as independent accountants for the Trust and the Fund for the fiscal year ending September 30, 2001. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Fund and assist the Fund in connection with the preparation of its 2001 income tax return.

                                   APPENDIX A

HIGH-YIELD/HIGH-RISK SECURITIES

         The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P) (sometimes referred to as "junk bonds"). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.


         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's sub-advisor deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.


         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS


         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.


         A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by the large uncertainties or major risk exposures to adverse conditions.


         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                        BERGER INVESTMENT PORTFOLIO TRUST

PART C.           OTHER INFORMATION

Item 23.          Exhibits

                  The Exhibit Index following the signature pages below is incorporated herein by reference.

Item 24.          Persons Controlled by or Under Common Control With Registrant

                  None.

Item 25.          Indemnification

                  Article IX, Section 2 of the Trust Instrument for Berger Investment Portfolio Trust (the "Trust"), of which the Fund is a series, provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, trustees, officers, employees and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

Item 26.          Business and Other Connections of Investment Adviser

                  The business of Berger LLC, the investment adviser of the Fund, is described in the Prospectus under the heading "Organization of the Fund -- Investment Managers" and in the Statement of Additional Information in
Section 4, which are included in this Registration Statement. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Management of the Fund" in the Statement of Additional Information included in this Registration Statement and in the Trust's Registration Statement as filed with the Securities and Exchange Commission on January 28, 2001. The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are: David G. Mertens is a Senior Vice President of Berger LLC; Senior Vice President of Stilwell Management, Inc.; Manager, President and Chief Executive Officer of Berger Distributors LLC, a wholly-owned broker-dealer subsidiary of Berger and LLC and distributor of the Berger Funds; and Vice President of Berger/Bay Isle LLC, a registered investment advisor; Andrew J. Iseman is a Vice President and the Chief Operating Officer of Berger LLC; Vice President of Berger Funds; a Vice President and the Chief Operating Officer of Stilwell Management, Inc.; and Manager of Berger Distributors LLC; Lisa M. Steele is a Vice President-Operations of Berger LLC and, formerly, Senior Vice President-Transfer Agency of Janus Service Corporation; Sally J. Carleton is a Vice President-Corporate Communications of Berger LLC; Jonathan Wolff is a Vice President-Trading of Berger LLC; Johnnie Rogers is a Vice President of Berger LLC; Landon H. Rowland is Director, Chairman, President and Chief Executive Officer of Stilwell Financial Inc., a publicly-traded holding company whose primary subsidiaries are engaged in financial services; a Director of Stilwell Management, Inc.; a Director of Janus Capital Corporation; a Director of Nelson Money Manager, a subsidiary of Stilwell Financial Inc.; and, a Director of Kansas City Southern Industries, Inc., a publicly traded-holding company whose primary businesses are engaged in transportation services; Danny R. Carpenter is a Director of Stilwell Management, Inc.; Director, Vice President and Secretary of Stilwell Financial Inc.; and, formerly, Vice President-Finance of Kansas City Southern Industries, Inc.; Daniel P. Connealy is a Director of Stilwell Management, Inc.; a Vice President and the Chief Financial Officer of Stilwell Financial Inc.; and, formerly, a Partner with PricewaterhouseCoopers. The addresses of business referenced include: Berger LLC, Berger/Bay Isle LLC, and Stilwell Management, Inc. at 210 University Blvd, Suite 900, Denver, Colorado 80206; Stilwell Financial Inc. at 920 Main Street, 21st Floor, Kansas City, Missouri 64105; Nelson Money Manager at 63 High Street, Tarvin, Chester, CH3 8EE, United Kingdom; Kansas City Southern Industries, Inc. at 114 W. 11th Street, Kansas City, Missouri 64105; and PricewaterhouseCoopers at 1055 Broadway, Kansas City, Missouri 64105.

                  The business of Perkins, Wolf, McDonnell & Company ("PWM"), sub-advisor to the Berger Mid Cap Value Fund, is also described in the Prospectus and in Section 4 of the Statement of Additional Information. Information relating to the business and other connections of the officers and directors of PWM (current and for the past two years) is listed in the Trust's Registration Statement as filed with the Securities and Exchange Commission on January 28, 2001.

                  The business of Bay Isle Financial Corporation ("Bay Isle"), sub-advisor to the Berger Information Technology Fund, is also described in the Prospectus and in Section 4 of the Statement of Additional Information. Information relating to the business and other connections of the officers and directors of Bay Isle (current and for the past two years) is listed in the Trust's Registration Statement as filed with the Securities and Exchange Commission on January 28, 2001.

Item 27.          Principal Underwriters

                  (a) Investment companies for which the Fund's principal underwriter also acts as principal underwriter, depositor or investment adviser:

Berger Growth Fund, Inc.
Berger Large Cap Growth Fund, Inc.
Berger Investment Portfolio Trust
--Berger Small Company Growth Fund
--Berger New Generation Fund
--Berger Balanced Fund
--Berger Select Fund
--Berger Large Cap Value Fund
--Berger Mid Cap Growth Fund
--Berger Mid Cap Value Fund
--Berger Information Technology Fund
Berger Omni Investment Trust
--Berger Small Cap Value Fund
Berger Institutional Products Trust
--Berger IPT - Growth Fund
--Berger IPT - Large Cap Growth Fund
--Berger IPT - Small Company Growth Fund
--Berger IPT - International Fund
--Berger IPT - New Generation Fund
Berger Worldwide Funds Trust
--Berger International Fund
--International Equity Fund
--Berger International CORE Fund

                    (b) For Berger Distributors LLC:

=======================================================================================

      Name                  Positions and                         Positions and
                            Offices with                          Offices with
                             Underwriter                           Registrant
---------------------------------------------------------------------------------------

David G. Mertens      President, CEO and Manager           None

---------------------------------------------------------------------------------------

Brian Ferrie          Vice President, Chief Financial      Vice President
                      Officer and Treasurer

---------------------------------------------------------------------------------------

Janice M. Teague      Vice President and Secretary         Vice President and Assistant
                                                           Secretary

---------------------------------------------------------------------------------------

Anthony Bosch         Vice President and Chief             Vice President
                      Compliance Officer

---------------------------------------------------------------------------------------

Andrew Iseman         Manager                              None

---------------------------------------------------------------------------------------

Sue Vreeland          Assistant Secretary                  Secretary

=======================================================================================

                    The principal business address of each of the persons in the table above is 210 University Blvd., Suite 900, Denver, CO 80206.

                    (c) Not applicable.

Item 28.            Location of Accounts and Records

                    The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

                    (a) Shareholder records are maintained by the Registrant's transfer agent, DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141;

                    (b) Accounting records relating to cash and other money
                        balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, State Street Bank and Trust Company ("State Street"), 801 Pennsylvania, Kansas City, Missouri 64105. Other records of the Registrant relating to purchases and sales; the Declaration of Trust; minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Suite 900, Denver, Colorado 80206.

                    (c) Certain records relating to day-to-day portfolio
                        management of the Berger Mid Cap Value Fund are kept at the offices of its sub-adviser, Perkins, Wolf, McDonnell & Company, 53 West Jackson Boulevard, Suite 818, Chicago, Illinois 60604.

                    (d) Certain records relating to day-to-day portfolio
                        management of the Berger Information Technology Fund are kept at the offices of its sub-advisor, Bay Isle Financial Corporation ("Bay Isle"), 160 Sansome Street, 17th Floor, San Francisco, CA 94104.

Item 29.            Management Services

                    The Registrant has no management-related service contract that is not discussed in Parts A and B of this form.

Item 30.            Undertakings

                    Not applicable.

                                   SIGNATURES

                    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 27th day of September, 2001.


                                  BERGER INVESTMENT PORTFOLIO TRUST
                                  (Registrant)

                                  By  /s/ Jack R. Thompson
                                      ------------------------------------------
                                   Name: Jack R. Thompson
                                        ----------------------------------------
                                   Title: President
                                         ---------------------------------------


                    Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                       Title                          Date
       ---------                       -----                          ----


/s/ Jack R. Thompson              President (Principal          September 27, 2001
-------------------------         Executive Officer)
Jack R. Thompson                  and Trustee



/s/ Brian R. Ferrie               Treasurer (Principal          September 27, 2001
-------------------------         Financial Officer)
Brian R. Ferrie



/s/ John Paganelli                Assistant Treasurer           September 27, 2001
-------------------------         (Principal Accounting
John Paganelli                    Officer)




Dennis E. Baldwin*                Trustee                       September 27, 2001
-------------------------
Dennis E. Baldwin



Katherine A. Cattanach*           Trustee                       September 27, 2001
-------------------------
Katherine A. Cattanach

Paul R. Knapp*                    Trustee                       September 27, 2001
-------------------------
Paul R. Knapp



Harry T. Lewis, Jr.*              Trustee                       September 27, 2001
-------------------------
Harry T. Lewis, Jr.



Michael Owen*                     Trustee                       September 27, 2001
-------------------------
Michael Owen



William Sinclaire*                Trustee                       September 27, 2001
-------------------------
William Sinclaire



Albert C. Yates*                  Trustee                       September 27, 2001
-------------------------
Albert C. Yates



*By: /s/ Jack R. Thompson
     --------------------
Attorney-in-fact


                        BERGER INVESTMENT PORTFOLIO TRUST
                                  EXHIBIT INDEX

N-1A                                EDGAR
Exhibit                             Exhibit
No.                                 No.                Name of Exhibit
---------------                     --------           --------------------------

(1)     Exhibit       23(a)                            Trust Instrument
(2)     Exhibit       23(b)                            Bylaws
        Exhibit       23(c)                            Not applicable
(3)     Exhibit       23(d)-1                          Form of Investment Advisory Agreement for
                                                       Berger Small Company Growth Fund
(29)    Exhibit       23(d)-1a                         Form of Amendment to Berger Small Company
                                                       Growth Fund Investment Advisory Agreement
(4)     Exhibit       23(d)-2                          Form of Investment Advisory Agreement for
                                                       Berger New Generation Fund
(29)    Exhibit       23(d)-2a                         Form of Amendment to Berger New Generation
                                                       Fund Investment Advisory Agreement

(5)     Exhibit       23(d)-3                          Form of Investment Advisory Agreement for
                                                       Berger Balanced Fund
(29)    Exhibit       23(d)-3a                         Form of Amendment to Berger Balanced Fund
                                                       Investment Advisory Agreement
(6)     Exhibit       23(d)-4                          Form of Investment Advisory Agreement for
                                                       Berger Select Fund
(29)    Exhibit       23(d)-4a                         Form of Amendment to Berger Select Fund
                                                       Investment Advisory Agreement
(7)     Exhibit       23(d)-5                          Form of Investment Advisory Agreement for
                                                       Berger Mid Cap Growth Fund
(29)    Exhibit       23(d)-5a                         Form of Amendment to Mid Cap Growth Fund
                                                       Investment Advisory Agreement
(8)     Exhibit       23(d)-6                          Form of Investment Advisory Agreement for
                                                       Berger Mid Cap Value Fund
(29)    Exhibit       23(d)-6a                         Form of Amendment to Mid Cap Value Fund
                                                       Investment Advisory Agreement
(9)     Exhibit       23(d)-7                          Form of Sub-Advisory Agreement for Berger
                                                       Mid Cap Value Fund
(27)    Exhibit       23(d)-8                          Form of Investment  Advisory  Agreement for
                                                       Berger Information Technology Fund
(29)    Exhibit       23(d)-8a                         Form of Amendment to Berger Information
                                                       Technology Fund Investment Advisory
                                                       Agreement
(27)    Exhibit       23(d)-9                          Form of Sub-Advisory Agreement for Berger
                                                       Information Technology Fund
*       Exhibit       23(d)-9a      EX-99B.23(d)-9a    Form of Amendment to Sub-Advisory
                                                       Agreement for Berger Information
                                                       Technology Fund
*       Exhibit       23(d)-10      EX-99B.23(d)-10    Form of Investment Advisory Agreement for
                                                       Berger Large Cap Value Fund
(10)    Exhibit       23(e)                            Form of Distribution  Agreement between the
                                                       Trust and Berger Distributors LLC
*       Exhibit       23(e)-1       EX-99B.23(e)-1     Form of Amendment to Distribution
                                                       Agreement between the Trust and Berger
                                                       Distributors LLC
        Exhibit       23(f)                            Not applicable
(11)    Exhibit       23(g)-1                          Form of Custody Agreement
(32)    Exhibit       23(g)-1a                         Form of assignment from IFTC to State
                                                       Street
(32)    Exhibit       23(g)-1b                         Form of Amendment to Custody Agreement for
                                                       Foreign Custody
*       Exhibit       23(g)-1c      EX-99B.23(g)-1c    Form of Global and Domestic Custody
                                                       Fee Schedule
(32)    Exhibit       23(g)-2                          Form of Retirement Custody Agreement
*       Exhibit       23(g)-2a      EX-99B.23(g)-2a    Form of Amendment to Retirement Plan
                                                       Custody Agreement
(12)    Exhibit       23(h)-1                          Form of Administrative Services Agreement
                                                       for Berger Small Company Growth Fund
(29)    Exhibit       23(h)-1a                         Form of Amendment to Berger Small Company
                                                       Growth Fund Administrative Services
                                                       Agreement

(13)    Exhibit       23(h)-2                          Form of Administrative Services Agreement
                                                       for Berger New Generation Fund
(29)    Exhibit       23(h)-2a                         Form of Amendment to Berger New Generation
                                                       Fund Administrative Services Agreement
(14)    Exhibit       23(h)-3                          Form of Administrative Services Agreement
                                                       for Berger Balanced Fund
(29)    Exhibit       23(h)-3a                         Form of Amendment to Berger  Balance  Fund
                                                       Administrative Services Agreement
(15)    Exhibit       23(h)-4                          Form of Administrative Services Agreement
                                                       for Berger Select Fund
(29)    Exhibit       23(h)-4a                         Form of Amendment to Berger Select Fund
                                                       Administrative Services Agreement
(16)    Exhibit       23(h)-5                          Form of Administrative Services Agreement
                                                       for Berger Mid Cap Growth Fund
(29)    Exhibit       23(h)-5a                         Form of Amendment to Berger Mid Cap Growth
                                                       Fund Administrative Services Agreement
(17)    Exhibit       23(h)-6                          Form of Administrative Services Agreement
                                                       for Berger Mid Cap Value Fund
(29)    Exhibit       23(h)-6a                         Form of Amendment to Mid Cap Value Fund
                                                       Administrative Services Agreement
(18)    Exhibit       23(h)-7                          Form of Recordkeeping and Pricing Agent
                                                       Agreement
(32)    Exhibit       23(h)-7a                         Form of assignment of Recordkeeping and
                                                       Pricing Agent Agreement from IFTC to DST
*       Exhibit       23(h)-7b      EX-99B.23(h)-7b    Form of Fee Schedule for Recordkeeping
                                                       and Pricing
(19)    Exhibit       23(h)-8                          Form of Agency Agreement
(32)    Exhibit       23(h)-8a                         Form of Assignment of Agency Agreement
                                                       from IFTC to DST
(27)    Exhibit       23(h)-9                          Form of Administrative Services Agreement
                                                       for the Berger Information Technology Fund
(29)    Exhibit       23(h)-9a                         Form of Amendment to Berger Information
                                                       Technology Fund Administrative Services
                                                       Agreement
(32)    Exhibit       23(h)-10                         Form of Securities Lending Agreement
*       Exhibit       23(h)-11      EX-99B.23(h)-11    Form of Administrative Services Agreement
                                                       for the Berger Large Cap Value Fund
*       Exhibit       23(h)-12      EX-99B.23(h)-12    Form of Line of Credit Agreement
(27)    Exhibit       23(i)-1                          Opinion and consent of Davis, Graham &
                                                       Stubbs LLP (relating to the Berger
                                                       Information Technology Fund)
(28)    Exhibit       23(i)-2                          Opinion and consent of Davis, Graham &
                                                       Stubbs LLP (relating to the Berger New
                                                       Generation Fund -- Institutional Shares
                                                       and the Berger Small Company Growth Fund
                                                       -- Institutional Shares)

*       Exhibit       23(i)-3       EX-99B.23(i)-3     Opinion and consent of Davis, Graham &
                                                       Stubbs LLP (relating  to the Berger Large
                                                       Cap Value Fund)
(32)    Exhibit       23(j)-1                          Consent of PricewaterhouseCoopers LLP
(32)    Exhibit       23(j)-3                          Consent of McGladrey & Pullen, LLP
                                                       relating to the Berger Information
                                                       Technology Fund
        Exhibit       23(k)                            Not applicable
(20)    Exhibit       23(l)                            Investment Letter from Initial Stockholder
(21)    Exhibit       23(m)-1                          Form of Rule 12b-1 Plan for Berger Small
                                                       Company Growth Fund
(22)    Exhibit       23(m)-2                          Form of Rule 12b-1 Plan for Berger New
                                                       Generation Fund
(23)    Exhibit       23(m)-3                          Form of Rule 12b-1 Plan for Berger
                                                       Balanced Fund
(24)    Exhibit       23(m)-4                          Form of Rule 12b-1 Plan for Berger Select
                                                       Fund
(25)    Exhibit       23(m)-5                          Form of Rule 12b-1 Plan for Berger Mid Cap
                                                       Growth Fund
(26)    Exhibit       23(m)-6                          Form of Rule 12b-1 Plan for Berger Mid Cap
                                                       Value Fund
(27)    Exhibit       23(m)-7                          Form of Rule 12b-1 Plan for the Investor
                                                       Shares of the Berger Information
                                                       Technology Fund
(28)    Exhibit       23(m)-8                          Amended and Restated Rule 12b-1 Plan for
                                                       the Investor Shares of the Berger Small
                                                       Company Growth Fund
(28)    Exhibit       23(m)-9                          Amendment and Restated Rule 12b-1 Plan for
                                                       the Investor Shares of the Berger New
                                                       Generation Fund
*       Exhibit       23(m)-10      EX-99B.23(m)-10    Form of 12b-1 Plan for the Investor Shares
                                                       of the Berger Large Cap Value Fund
(27)    Exhibit       23(o)-1                          Form of Rule 18f-3 Plan for the Berger
                                                       Information Technology Fund
(28)    Exhibit       23(o)-2                          Form of Rule 18f-3 Plan for the Berger
                                                       Small Company Growth Fund
(28)    Exhibit       23(o)-3                          Form of Rule 18f-3 Plan for the Berger New
                                                       Generation Fund
*       Exhibit       23(o)-4       EX-99B.23(o)-4     Form of Rule 18f-3 Plan for the Berger
                                                       Large Cap Value Fund
(29)    Exhibit       23(p)-1                          Code of Ethics of the Berger Funds
*       Exhibit       23(p)-1a      EX-99B.23(p)-1a    Amended Code of Ethics of the Berger Funds
(30)    Exhibit       23(p)-2                          Code of Ethics of Berger LLC
(32)    Exhibit       23(p)-2a                         Amended Code of Ethics of Berger LLC
*       Exhibit       23(p)-2b      EX-99B.23(p)-2b    Amended Code of Ethics of Berger LLC
(31)    Exhibit       23(p)-3                          Code of Ethics of Berger Distributors LLC
*       Exhibit       23(p)-3a      EX-99B.23(p)-3a    Amended Code of Ethics of Berger
                                                       Distributors LLC
(32)    Exhibit       23(p)-4                          Code of Ethics for Perkins, Wolf,
                                                       McDonnell and Company
(32)    Exhibit       23(p)-5                          Code of Ethics for Bay Isle Financial
                                                       Corporation

----------

*  Filed herewith

Filed previously as indicated below and incorporated herein by reference:

(1) Filed as Exhibit 1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(2) Filed as Exhibit 2 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(3) Filed as Exhibit 5.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(4) Filed as Exhibit 5.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.

(5) Filed as Exhibit 5.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.

(6) Filed as Exhibit 5.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(7) Filed as Exhibit 5.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(8) Filed as Exhibit 5.6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(9) Filed as Exhibit 5.7 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(10) Filed as Exhibit 6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(11) Filed as Exhibit 8 with Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A, filed November 27, 1995.

(12) Filed as Exhibit 9.2.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(13) Filed as Exhibit 9.2.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.

(14) Filed as Exhibit 9.2.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.

(15) Filed as Exhibit 9.2.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(16) Filed as Exhibit 9.2.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(17) Filed as Exhibit 9.2.6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(18) Filed as Exhibit 9.3 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(19) Filed as Exhibit 9.4 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(20) Filed as Exhibit 10 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(21) Filed as Exhibit 13 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(22) Filed as Exhibit 15.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(23) Filed as Exhibit 15.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.

(24) Filed as Exhibit 15.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.

(25) Filed as Exhibit 15.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(26) Filed as Exhibit 15.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(27) Filed as Exhibit number listed with Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A, filed April 16, 1999.

(28) Filed as Exhibit number listed with Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A, filed June 15, 1999.

(29) Filed as Exhibit number listed with Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A, filed January 28, 2000.

(30) Filed as Exhibit number listed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Berger Institutional Products Trust, Filed April 28, 2000.

(31) Filed as Exhibit number listed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Berger Institutional Products Trust, Filed April 28, 2000.

(32) Filed as Exhibit number listed with Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A, Filed January 29, 2001.